                     PAINEWEBBER PACE SELECT ADVISORS TRUST
             (ON BEHALF OF PACE MUNICIPAL FIXED INCOME INVESTMENTS)

                          PAINEWEBBER MUTUAL FUND TRUST
            (ON BEHALF OF PAINEWEBBER NATIONAL TAX-FREE INCOME FUND)

                               51 WEST 52ND STREET
                          NEW YORK, NEW YORK 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information relates specifically to the proposed Reorganization whereby PACE Municipal Fixed Income Investments ("PACE Municipal Fixed Income Fund"), a series of PaineWebber PACE Select Advisors Trust ("PACE Trust"), would acquire all of the assets of PaineWebber National Tax-Free Income Fund ("National Tax-Free Income Fund"), a series of PaineWebber Mutual Fund Trust ("Mutual Fund Trust"), in exchange solely for shares of PACE Municipal Fixed Income Fund and the assumption by PACE Municipal Fixed Income Fund of all of National Tax-Free Income Fund's stated liabilities. This Statement of Additional Information consists of this cover page, the PRO FORMA financial statements of PACE Municipal Fixed Income Fund (giving effect to the Reorganization) for the year ended July 31, 2000, and the following described documents, each of which is incorporated by reference herein and accompanies this Statement of Additional Information:

     (1) The combined Statement of Additional Information of PACE Trust, dated November 27, 2000, which includes information relating to PACE Municipal Fixed Income Fund and is incorporated by reference from PACE Trust's Statement of Additional Information filed on January 8, 2001 under Rule 497, SEC File Numbers 033-87254 and 811-08764, accession number 0000898432-01-000012;

     (2) The combined Annual Report to Shareholders of PACE Trust for the fiscal year ended July 31, 2000, which includes information relating to PACE Municipal Fixed Income Fund and is incorporated by reference from PACE Trust's Form N-30D, SEC File Number 811-08764, filed on October 6, 2000, accession number 0000912057-00-043979;

     (3) The Semi-Annual Report to Shareholders of National Tax-Free Income Fund, dated August 31, 2000, which is incorporated by reference from Mutual Fund Trust's Form N-30D, SEC File Number 811-04312, filed on November 27, 2000, accession number 0000912057-00-051329; and

     (4) The Annual Report to Shareholders of National Tax-Free Income Fund for the fiscal year ended February 29, 2000, which is incorporated by reference from Mutual Fund Trust's Form N-30D, SEC File Number 811-04312, filed on November 30, 2000, accession number 0000912057-00-051705.

         This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Combined Proxy Statement/Prospectus dated December 28, 2000 relating to the proposed Reorganization. A copy of the Combined Proxy Statement/Prospectus may be obtained without charge by calling toll-free 1-800-647-1568. This Statement of Additional Information is dated December 28, 2000.

                   PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

     The following tables set forth the unaudited PRO FORMA condensed Statement of Assets and Liabilities as of July 31, 2000, the unaudited PRO FORMA condensed Statement of Operations for the twelve month period ended July 31, 2000 and the unaudited PRO FORMA Portfolio of Investments as of July 31, 2000 for National Tax-Free Income Fund and PACE Municipal Fixed Income Fund as adjusted giving effect to the Reorganization.

     The PRO FORMA Portfolio of Investments contains information about the securities holdings of the Funds as of July 31, 2000. The holdings of both Funds have changed since that date. In particular, National Tax-Free Income Fund's holdings have changed since October 10, 2000 because its new sub-adviser realigned its portfolio to reflect its proprietary investment style and strategies. Other changes in the two Funds' holdings are due to normal portfolio turnover in response to changes in market conditions.

     If National Tax-Free Income Fund's shareholders approve the Reorganization, the Fund's holdings that are not compatible with PACE Municipal Fixed Income Fund's holdings will be sold in an orderly manner in connection with the Reorganization, and the proceeds of these sales held in temporary investments or reinvested in assets that are consistent with the holdings of PACE Municipal Fixed Income Fund. As of November 30, 2000, these assets represented less than 5% of National Tax-Free Income Fund's portfolio and, to the extent they were held by the Fund on July 31, 2000, are marked on the PRO FORMA Portfolio of Investments.

     The portion of National Tax-Free Income Fund's assets that will be sold in connection with the Reorganization will depend on market conditions and on the sub-adviser's continuing assessment of the compatibility of National Tax-Free Income Fund's holdings with PACE Municipal Fixed Income Fund's portfolio composition and its investment objective and policies at the time of the Reorganization. The need for National Tax-Free Income Fund to dispose of investments in connection with the Reorganization may result in its selling securities at a disadvantageous time and could result in its realizing gains (or losses) that would not otherwise have been realized.

PACE MUNICIPAL FIXED INCOME INVESTMENTS
PAINEWEBBER NATIONAL TAX-FREE INCOME FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)



                                                                         PACE MUNICIPAL            PW NATIONAL
                                                                          FIXED INCOME              TAX-FREE
                                                                           INVESTMENTS             INCOME FUND
                                                                      ----------------------   -------------------
ASSETS
Investments in securities, at value
(cost - $54,326,518, $248,495,183
and $302,821,701, respectively)                                                $ 53,958,591          $ 245,136,708
Cash                                                                                      -                  3,714
Receivable for investments sold                                                     575,314                      -
Receivable for shares of beneficial interest sold                                    24,569                 37,202
Dividends and interest receivable                                                   824,948              2,960,792
Deferred organizational expenses                                                      1,025                      -
Other assets                                                                         15,690                113,031
                                                                      ----------------------   -------------------

Total assets                                                                     55,400,137            248,251,447
                                                                      ----------------------   -------------------

LIABILITIES
Payable for investments purchased                                                 1,629,457                      -
Payable for shares of beneficial interest repurchased                               103,206                329,177
Payable to affiliates                                                                26,102                105,149
Variation margin payable                                                                  -                  1,094
Accrued expenses and other liabilities                                               47,091                315,889
                                                                      ----------------------   -------------------

Total liabilities                                                                 1,805,856                751,309
                                                                      ----------------------   -------------------

NET ASSETS

Beneficial interest shares of
$0.001 par value outstanding - 4,410,094,
22,645,445 and 24,776,051, respectively                                          55,163,504            251,921,021
Accumulated undistributed
(distributions in excess of) net investment income (loss)                           200,660                     (2)
Accumulated net realized losses from investment transactions                     (1,401,956)            (1,062,406)
Net unrealized depreciation of investments                                         (367,927)            (3,358,475)
                                                                      ----------------------   -------------------
Net assets applicable to shares outstanding                                    $ 53,594,281          $ 247,500,138
                                                                      ======================   ===================

  CLASS P:
Net assets                                                                     $ 53,594,281          $          -
                                                                      ----------------------   -------------------
Shares outstanding                                                               4,410,094                      -
                                                                      ----------------------   -------------------
Net asset value and offering price per share                                       $ 12.15           $          -
                                                                      ======================   ===================


  CLASS A:
Net assets                                                                     $         -          $ 193,341,163
                                                                      ----------------------   -------------------
Shares outstanding                                                                       -             17,689,612
                                                                      ----------------------   -------------------
Net asset and redemption value per share                                       $         -                $ 10.93
                                                                      ======================   ===================

Maximum offering price per share
(net asset value plus sales charge of 4% of offering price)                    $         -                $ 11.39
                                                                      ======================   ===================


  CLASS B:
Net assets                                                                     $         -           $ 16,210,472
                                                                      ----------------------   -------------------
Shares outstanding                                                                       -              1,483,570
                                                                      ----------------------   -------------------
Net asset value and offering price per share                                   $         -                $ 10.93
                                                                      ======================   ===================


  CLASS C:
Net assets                                                                     $         -           $ 37,298,149
                                                                      ----------------------   -------------------
Shares outstanding                                                                       -              3,412,768
                                                                      ----------------------   -------------------
Net asset value and offering price per share                                   $         -                $ 10.93
                                                                      ======================   ===================


  CLASS Y:
Net assets                                                                     $         -              $ 650,354
                                                                      ----------------------   -------------------
Shares outstanding                                                                       -                 59,495
                                                                      ----------------------   -------------------
Net asset value and offering price per share                                   $         -                $ 10.93
                                                                      ======================   ===================




                                                                                                        PRO FORMA
                                                                                                      COMBINED PACE
                                                                                                        MUNICIPAL
                                                                                                       FIXED INCOME
                                                                               ADJUSTMENTS             INVESTMENTS
                                                                          ----------------------  -----------------------
ASSETS
Investments in securities, at value
(cost - $54,326,518, $248,495,183
and $302,821,701, respectively)                                                   $           -            $ 299,095,299
Cash                                                                                          -                    3,714
Receivable for investments sold                                                               -                  575,314
Receivable for shares of beneficial interest sold                                             -                   61,771
Dividends and interest receivable                                                             -                3,785,740
Deferred organizational expenses                                                              -                    1,025
Other assets                                                                                  -                  128,721
                                                                          ----------------------  -----------------------

Total assets                                                                                  -              303,651,584
                                                                          ----------------------  -----------------------

LIABILITIES
Payable for investments purchased                                                             -                1,629,457
Payable for shares of beneficial interest repurchased                                         -                  432,383
Payable to affiliates                                                                         -                  131,251
Variation margin payable                                                                      -                    1,094
Accrued expenses and other liabilities                                                        -                  362,980
                                                                          ----------------------  -----------------------

Total liabilities                                                                             -                2,557,165
                                                                          ----------------------  -----------------------

NET ASSETS

Beneficial interest shares of
$0.001 par value outstanding - 4,410,094,
22,645,445 and 24,776,051, respectively                                                       -              307,084,525
Accumulated undistributed
(distributions in excess of) net investment income (loss)                                     -                  200,658
Accumulated net realized losses from investment transactions                                  -               (2,464,362)
Net unrealized depreciation of investments                                                    -               (3,726,402)
                                                                          ----------------------  -----------------------
Net assets applicable to shares outstanding                                       $           -            $ 301,094,419
                                                                          ======================  =======================

  CLASS P:
Net assets                                                                        $           -             $ 53,594,281
                                                                          ----------------------  -----------------------
Shares outstanding                                                                            -                4,410,094
                                                                          ----------------------  -----------------------
Net asset value and offering price per share                                      $           -                 $ 12.15
                                                                          ======================  =======================


  CLASS A:
Net assets                                                                        $           -            $ 193,341,163
                                                                          ----------------------  -----------------------
Shares outstanding                                                                   (1,780,215)             15,909,397
                                                                          ----------------------  -----------------------
Net asset and redemption value per share                                          $           -                 $ 12.15
                                                                          ======================  =======================

Maximum offering price per share
(net asset value plus sales charge of 4% of offering price)                       $           -                 $ 12.66
                                                                          ======================  =======================


  CLASS B:
Net assets                                                                        $           -             $ 16,210,472
                                                                          ----------------------  -----------------------
Shares outstanding                                                                     (149,665)              1,333,905
                                                                          ----------------------  -----------------------
Net asset value and offering price per share                                      $           -                 $ 12.15
                                                                          ======================  =======================


  CLASS C:
Net assets                                                                        $           -             $ 37,298,149
                                                                          ----------------------  -----------------------
Shares outstanding                                                                     (343,628)              3,069,140
                                                                          ----------------------  -----------------------
Net asset value and offering price per share                                      $           -                 $ 12.15
                                                                          ======================  =======================


  CLASS Y:
Net assets                                                                        $           -                $ 650,354
                                                                          ----------------------  -----------------------
Shares outstanding                                                                       (5,980)                 53,515
                                                                          ----------------------  -----------------------
Net asset value and offering price per share                                      $           -                 $ 12.15
                                                                          ======================  =======================

            See accompanying notes to pro forma financial statements

PACE MUNICIPAL FIXED INCOME INVESTMENTS
PAINEWEBBER NATIONAL TAX-FREE INCOME FUND
PRO FORMA STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)


                                                                                  PACE
                                                                                MUNICIPAL                    PW NATIONAL
                                                                              FIXED INCOME                     TAX-FREE
                                                                               INVESTMENTS                   INCOME FUND
                                                                       ----------------------------   --------------------------
INVESTMENT INCOME:
  Interest (net of foreign withholding taxes, if any)                                $ 3,036,217                    $ 15,535,749
                                                                       ----------------------------   --------------------------
                                                                                       3,036,217                      15,535,749
                                                                       ----------------------------   --------------------------

EXPENSES:
  Investment advisory and administration                                                 329,466                       1,290,535
  Shareholder distribution and servicing fees                                                  -                         976,331
  Transfer agency fees and expenses                                                       25,659                          94,018
  Reports and notices to shareholders                                                     20,820                          44,179
  Legal and audit                                                                         26,148                          46,669
  Trustees' fees                                                                          26,250                          13,500
  Federal and state registration fees                                                      6,105                          22,499
  Amortization of organizational expenses                                                 19,032                               -
  Custody and accounting                                                                  35,947                         105,293
  Other expenses                                                                           1,034                          49,378
                                                                       ----------------------------   --------------------------
                                                                                         490,461                       2,642,402
  Less: fee waivers from adviser                                                         (23,718)                             -
                                                                       ----------------------------   --------------------------
  Net expenses                                                                           466,743                       2,642,402
                                                                       ----------------------------   --------------------------
  Net investment income                                                                2,569,474                      12,893,347
                                                                       ----------------------------   --------------------------

REALIZED AND UNREALIZED LOSSES FROM INVESTMENT ACTIVITIES:
  Net realized losses from investment transactions                                    (1,121,348)                       (322,692)
  Net change in unrealized depreciation of investments                                  (233,014)                    (31,981,436)
                                                                       ----------------------------   --------------------------
Net realized and unrealized losses from investment activities                         (1,354,362)                    (32,304,128)
                                                                       ----------------------------   --------------------------
Net increase (decrease) in net assets resulting from operations                      $ 1,215,112                   $ (19,410,781)
                                                                       ============================   ==========================


                                                                                                              PRO FORMA
                                                                                                            COMBINED PACE
                                                                                                              MUNICIPAL
                                                                                                             FIXED INCOME
                                                                              ADJUSTMENTS                    INVESTMENTS
                                                                       -------------------------      ---------------------------
INVESTMENT INCOME:
  Interest (net of foreign withholding taxes, if any)                       $                 -                     $ 18,571,966
                                                                       -------------------------      ---------------------------
                                                                                              -                       18,571,966
                                                                       -------------------------      ---------------------------

EXPENSES:
  Investment advisory and administration                                            258,106  (a)                       1,878,107
  Shareholder distribution and servicing fees                                                 -                          976,331
  Transfer agency fees and expenses                                                           -                          119,677
  Reports and notices to shareholders                                               (35,343) (b)                          29,656
  Legal and audit                                                                   (46,669) (b)                          26,148
  Trustees' fees                                                                    (13,500) (b)                          26,250
  Federal and state registration fees                                               (17,999) (b)                          10,605
  Amortization of organizational expenses                                                     -                           19,032
  Custody and accounting                                                                      -                          141,240
  Other expenses                                                                              -                           50,412
                                                                       -------------------------      ---------------------------
                                                                                    144,595                            3,277,458
  Less: fee waivers from adviser                                                   (313,018) (c)                        (336,736)
                                                                       -------------------------      ---------------------------
  Net expenses                                                                     (168,423)                           2,940,722
                                                                       -------------------------      ---------------------------
  Net investment income                                                             168,423                           15,631,244
                                                                       -------------------------      ---------------------------

REALIZED AND UNREALIZED LOSSES FROM INVESTMENT ACTIVITIES:
  Net realized losses from investment transactions                                            -                       (1,444,040)
  Net change in unrealized depreciation of investments                                        -                      (32,214,450)
                                                                       -------------------------      ---------------------------
Net realized and unrealized losses from investment activities                                 -                      (33,658,490)
                                                                       -------------------------      ---------------------------
Net increase (decrease) in net assets resulting from operations                   $ 168,423                        $ (18,027,246)
                                                                       =========================      ===========================


-----------------------------------
(a) Reflects increase in fees resulting from the higher fee schedule, before waivers, of PACE Municipal Fixed Income Investments.
(b)  Reflects the anticipated savings of the merger.
(c) Reflects decrease in fees resulting from the lower fee schedule, net of waivers, of PACE Municipal Fixed Income Investments.

            See accompanying notes to pro forma financial statements

PACE MUNICIPAL FIXED INCOME INVESTMENTS
PAINEWEBBER NATIONAL TAX-FREE INCOME FUND
PRO FORMA PORTFOLIO OF INVESTMENTS
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)



      COMBINED
     PRINCIPAL                                                                                 MATURITY             INTEREST
    AMOUNT (000)                                                                                DATES                 RATES
--------------------                                                                     ----------------------   ---------------
MUNICIPAL BONDS AND NOTES - 99.31%

ALABAMA - 1.66%

      $ 125 Birmingham Medical Clinic Board Revenue Baptist Medical Centers
               (Escrow to Maturity)                                                             07/01/05               7.300%
      4,090 Birmingham Alabama Series B                                                         06/01/24               5.250
      1,000 Courtland Industrial Development Board Industrial Development Revenue
               Champion International                                                           12/01/13               7.200






 ALASKA - 1.13%
      2,055 Alaska Student Loan Corp. Revenue Series A (AMBAC Insured)*                         7/01/06                5.350
                                                                                                to 7/01/09             to 5.550
      1,460 Alaska Industrial Development & Export Authority Power Revenue
               Upper Lynn Canal Regional Power                                                  01/01/12               5.700






ARIZONA - 2.60%
      490 Peoria Water & Sewer Revenue (FGIC Insured)*                                          07/01/04               7.500
       65 Pima County Hospital Revenue St. Joseph Hospital Project
               (Escrow to Maturity)                                                             01/01/09               7.500
      570 Show Low Industrial Developmental Authority Revenue Navapache
               Regional Medical Center Series A (ACA Insured)                                   12/01/06               5.125
    3,700 Phoenix General Obligation                                                            07/01/16               6.250
    2,500 Tucson Arizona Airport Authority Lockheed Aermod Center Incorporated                  09/01/19               8.700






ARKANSAS - 0.70%
       60 Arkansas State Development Finance Authority (MBIA Insured)                           10/01/16               5.100

       35 Pulaski County Residential Housing Single Family (Escrow to Maturity)                 06/01/10               7.250
       92 Springdale Residential Housing Mortgage Series A (FNMA Collateralized)                09/01/11               7.650
    2,000 Little Rock Arkansas Capital Improvement Revenue Parks & Recreation
               Projects Series A                                                                01/01/18               5.700






CALIFORNIA - 9.12%
      880 Abaq Finance Authority for Nonprofit Refunding Sundale Arms
               Apartments Project A (FNMA Collateralized)*                                      03/01/19               5.100

      170 California Pollution Control Financing Kaiser Steel Corporation
               Project (Escrow to Maturity)                                                     10/01/08               7.250

      920 California Statewide Community Development Housing Riverside
               Gardens Project Series J (Letter of Credit)*                                     10/01/12               5.100

       30 California Statewide Community Housing Senior Lien (FHA Insured)                      09/01/00               5.000
      150 Inglewood Residential Rehabilitation (Escrow to Maturity)                             08/01/10               7.500
      355 Lancaster Redevelopment Agency Multi-Family Project Housing
               Refunding FHA High Valley Apartments Series A (FHA Insured)                      12/01/05               5.250
      470 Los Angeles Community Redevelopment Agency Refunding Monterey
               Hills Redevelopment Project B                                                    12/01/22               8.650
      280 Los Angeles Multi-Family Revenue Housing Earthquake Rehabilitation
               Project Series C (FNMA Collateralized)*                                          07/01/07               5.150
      110 Palmdale Residential Mortgage (Escrow to Maturity)                                    11/01/12               9.250
       20 Sacramento Utility District Electric Revenue (Escrow to Maturity)                     02/01/11               5.500
    1,055 Sacramento Utility District Electric Revenue White Rock Project
                    (Escrow to Maturity)                                                        03/01/10               6.750
                                                                                                to 05/01/10            to 6.800
    1,000 Vista Multi-Family Housing Pepperwood Apartments
               (Mandatory Put 06/01/05 @100) (FNMA Collateralized)                              06/01/25               5.700
      160 California State (FGIC Insured)                                                       11/01/12               7.000
   11,500 East Bay California Municipal Utility District Water Systems Revenue                  06/01/28               4.750
    2,665 Escondido California Union High School District Capital Appreciation R
               (MBIA Insured)                                                                   11/01/13               0.010
    2,370 Escondido California Union High School District Capital Appreciation R
               (MBIA Insured)                                                                   11/01/12               0.010
    1,920 Long Beach Aquarium of the Pacific California  Revenue                                07/01/23               6.125
    1,000 San Diego County California Certificates of Participation Burnham Institute           09/01/29               6.250
    1,500 California Statewide Community Development Authority Certificates of
               Participation (2)                                                                11/01/16               7.125
    4,500 Sacramento Power Authority Cogeneration Project Revenue                               07/01/15               5.875






COLORADO - 1.37%

      440 Colorado Housing Finance Authority Single Family Program
               Subordinated*                                                                    11/01/04               5.750
    3,150 Black Hawk Colorado Device Tax Revenue                                                12/01/12               5.500
                                                                                                to 12/01/21            to 5.625

      880 Colorado Housing Finance Authority                                                    08/01/23               7.200




      COMBINED                                                                            PACE MUNICIPAL          PAINEWEBBER
     PRINCIPAL                                                                             FIXED INCOME        NATIONAL TAX-FREE
    AMOUNT (000)                                                                           INVESTMENTS            INCOME FUND
--------------------                                                                    -------------------   --------------------
MUNICIPAL BONDS AND NOTES - 99.31%

ALABAMA - 1.66%

      $ 125 Birmingham Medical Clinic Board Revenue Baptist Medical Centers
               (Escrow to Maturity)                                                               $ 112,189             $       -
      4,090 Birmingham Alabama Series B                                                                   -             3,851,348
      1,000 Courtland Industrial Development Board Industrial Development Revenue
               Champion International                                                                     -             1,043,430
                                                                                        -------------------   --------------------
                                                                                                    112,189             4,894,778
                                                                                        -------------------   --------------------

 ALASKA - 1.13%
      2,055 Alaska Student Loan Corp. Revenue Series A (AMBAC Insured)*                           2,102,005                     -

      1,460 Alaska Industrial Development & Export Authority Power Revenue
               Upper Lynn Canal Regional Power                                                            -             1,294,086
                                                                                        -------------------   --------------------
                                                                                                 2,102,005              1,294,086
                                                                                        -------------------   --------------------

ARIZONA - 2.60%
      490 Peoria Water & Sewer Revenue (FGIC Insured)*                                              541,112                     -
       65 Pima County Hospital Revenue St. Joseph Hospital Project
               (Escrow to Maturity)                                                                  71,315                     -
      570 Show Low Industrial Developmental Authority Revenue Navapache
               Regional Medical Center Series A (ACA Insured)                                       573,785                     -
    3,700 Phoenix General Obligation                                                                      -             4,091,423
    2,500 Tucson Arizona Airport Authority Lockheed Aermod Center Incorporated                            -             2,560,800
                                                                                        -------------------   --------------------
                                                                                                 1,186,212              6,652,223
                                                                                        -------------------   --------------------

ARKANSAS - 0.70%
       60 Arkansas State Development Finance Authority (MBIA Insured)                                60,131                     -

       35 Pulaski County Residential Housing Single Family (Escrow to Maturity)                      38,757                     -
       92 Springdale Residential Housing Mortgage Series A (FNMA Collateralized)                     98,975                     -
    2,000 Little Rock Arkansas Capital Improvement Revenue Parks & Recreation
               Projects Series A                                                                          -             1,902,860
                                                                                        -------------------   --------------------
                                                                                                    197,863             1,902,860
                                                                                        -------------------   --------------------

CALIFORNIA - 9.12%
      880 Abaq Finance Authority for Nonprofit Refunding Sundale Arms
               Apartments Project A (FNMA Collateralized)*                                          783,816                     -

      170 California Pollution Control Financing Kaiser Steel Corporation
               Project (Escrow to Maturity)                                                         184,477                     -

      920 California Statewide Community Development Housing Riverside
               Gardens Project Series J (Letter of Credit)*                                         906,660                     -

       30 California Statewide Community Housing Senior Lien (FHA Insured)                           30,008                     -
      150 Inglewood Residential Rehabilitation (Escrow to Maturity)                                 168,431                     -
      355 Lancaster Redevelopment Agency Multi-Family Project Housing
               Refunding FHA High Valley Apartments Series A (FHA Insured)                          352,046                     -
      470 Los Angeles Community Redevelopment Agency Refunding Monterey
               Hills Redevelopment Project B                                                        508,084                     -
      280 Los Angeles Multi-Family Revenue Housing Earthquake Rehabilitation
               Project Series C (FNMA Collateralized)*                                              280,311                     -
      110 Palmdale Residential Mortgage (Escrow to Maturity)                                        136,755                     -
       20 Sacramento Utility District Electric Revenue (Escrow to Maturity)                          20,735                     -
    1,055 Sacramento Utility District Electric Revenue White Rock Project
                    (Escrow to Maturity)                                                          1,157,246                     -

    1,000 Vista Multi-Family Housing Pepperwood Apartments
               (Mandatory Put 06/01/05 @100) (FNMA Collateralized)                                1,016,350                     -
      160 California State (FGIC Insured)                                                                 -               176,835
   11,500 East Bay California Municipal Utility District Water Systems Revenue                            -            10,084,925
    2,665 Escondido California Union High School District Capital Appreciation R
               (MBIA Insured)                                                                             -             1,341,188
    2,370 Escondido California Union High School District Capital Appreciation R
               (MBIA Insured)                                                                             -             1,272,761
    1,920 Long Beach Aquarium of the Pacific California  Revenue                                          -             1,815,053
    1,000 San Diego County California Certificates of Participation Burnham Institute                     -             1,003,100
    1,500 California Statewide Community Development Authority Certificates of
               Participation (2)                                                                          -             1,513,620
    4,500 Sacramento Power Authority Cogeneration Project Revenue                                         -             4,718,655
                                                                                        -------------------   --------------------
                                                                                                 5,544,919             21,926,137
                                                                                        -------------------   --------------------

COLORADO - 1.37%

      440 Colorado Housing Finance Authority Single Family Program
               Subordinated*                                                                        436,691                     -
    3,150 Black Hawk Colorado Device Tax Revenue
                                                                                                          -             2,790,508

      880 Colorado Housing Finance Authority                                                              -               911,152
                                                                                        -------------------   --------------------
                                                                                                   436,691              3,701,660
                                                                                        -------------------   --------------------

                                                                                              PRO FORMA
                                                                                             COMBINED PACE
      COMBINED                                                                                 MUNICIPAL
     PRINCIPAL                                                                               FIXED INCOME
    AMOUNT (000)                                                                              INVESTMENTS
--------------------                                                                     ----------------------
MUNICIPAL BONDS AND NOTES - 99.31%

ALABAMA - 1.66%

      $ 125 Birmingham Medical Clinic Board Revenue Baptist Medical Centers
               (Escrow to Maturity)                                                                  $  112,189
      4,090 Birmingham Alabama Series B                                                               3,851,348
      1,000 Courtland Industrial Development Board Industrial Development Revenue
               Champion International                                                                 1,043,430
                                                                                          ----------------------
                                                                                                      5,006,967
                                                                                          ----------------------

 ALASKA - 1.13%
      2,055 Alaska Student Loan Corp. Revenue Series A (AMBAC Insured)*                               2,102,005

      1,460 Alaska Industrial Development & Export Authority Power Revenue
               Upper Lynn Canal Regional Power                                                        1,294,086
                                                                                          ----------------------
                                                                                                      3,396,091
                                                                                          ----------------------

ARIZONA - 2.60%
      490 Peoria Water & Sewer Revenue (FGIC Insured)*                                                1,835,198
       65 Pima County Hospital Revenue St. Joseph Hospital Project
               (Escrow to Maturity)                                                                      71,315
      570 Show Low Industrial Developmental Authority Revenue Navapache
               Regional Medical Center Series A (ACA Insured)                                           573,785
    3,700 Phoenix General Obligation                                                                  4,091,423
    2,500 Tucson Arizona Airport Authority Lockheed Aermod Center Incorporated                        2,560,800
                                                                                          ----------------------
                                                                                                      7,838,435
                                                                                          ----------------------

ARKANSAS - 0.70%
       60 Arkansas State Development Finance Authority (MBIA Insured)                                    60,131

       35 Pulaski County Residential Housing Single Family (Escrow to Maturity)                          38,757
       92 Springdale Residential Housing Mortgage Series A (FNMA Collateralized)                         98,975
    2,000 Little Rock Arkansas Capital Improvement Revenue Parks & Recreation
               Projects Series A                                                                      1,902,860
                                                                                          ----------------------
                                                                                                      2,100,723
                                                                                          ----------------------

CALIFORNIA - 9.12%
      880 Abaq Finance Authority for Nonprofit Refunding Sundale Arms
               Apartments Project A (FNMA Collateralized)*                                              783,816

      170 California Pollution Control Financing Kaiser Steel Corporation
               Project (Escrow to Maturity)                                                             184,477

      920 California Statewide Community Development Housing Riverside
               Gardens Project Series J (Letter of Credit)*                                             906,660

       30 California Statewide Community Housing Senior Lien (FHA Insured)                               30,008
      150 Inglewood Residential Rehabilitation (Escrow to Maturity)                                     168,431
      355 Lancaster Redevelopment Agency Multi-Family Project Housing
               Refunding FHA High Valley Apartments Series A (FHA Insured)                              352,046
      470 Los Angeles Community Redevelopment Agency Refunding Monterey
               Hills Redevelopment Project B                                                            508,084
      280 Los Angeles Multi-Family Revenue Housing Earthquake Rehabilitation
               Project Series C (FNMA Collateralized)*                                                  280,311
      110 Palmdale Residential Mortgage (Escrow to Maturity)                                            136,755
       20 Sacramento Utility District Electric Revenue (Escrow to Maturity)                              20,735
    1,055 Sacramento Utility District Electric Revenue White Rock Project
                    (Escrow to Maturity)                                                              1,157,246

    1,000 Vista Multi-Family Housing Pepperwood Apartments
               (Mandatory Put 06/01/05 @100) (FNMA Collateralized)                                    1,016,350
      160 California State (FGIC Insured)                                                               176,835
   11,500 East Bay California Municipal Utility District Water Systems Revenue                       10,084,925
    2,665 Escondido California Union High School District Capital Appreciation R
               (MBIA Insured)                                                                         1,341,188
    2,370 Escondido California Union High School District Capital Appreciation R
               (MBIA Insured)                                                                         1,272,761
    1,920 Long Beach Aquarium of the Pacific California  Revenue                                      1,815,053
    1,000 San Diego County California Certificates of Participation Burnham Institute                 1,003,100
    1,500 California Statewide Community Development Authority Certificates of
               Participation (2)                                                                      1,513,620
    4,500 Sacramento Power Authority Cogeneration Project Revenue                                     4,718,655
                                                                                          ----------------------
                                                                                                     27,471,056
                                                                                          ----------------------

COLORADO - 1.37%

      440 Colorado Housing Finance Authority Single Family Program
               Subordinated*                                                                            436,691
    3,150 Black Hawk Colorado Device Tax Revenue
                                                                                                      2,790,508

      880 Colorado Housing Finance Authority                                                            911,152
                                                                                          ----------------------
                                                                                                      4,138,351
                                                                                          ----------------------


      COMBINED
     PRINCIPAL                                                                                 MATURITY             INTEREST
    AMOUNT (000)                                                                                DATES                 RATES
--------------------                                                                     ----------------------   ---------------

CONNECTICUT - 0.48%
     1,500 Mashantucket Western Pequot Tribe Connecticut Special Revenue                        09/01/12               5.700



DISTRICT OF COLUMBIA - 1.12%
      505 District of Columbia Housing Finance Authority Certificate of
               Participation (Asset Guaranty Insured)                                           06/01/08               4.850
    1,340 District of Colombia Revenue Refunding Howard University Project
              (MBIA Insured)                                                                    10/01/02               5.250
    1,500 District of Columbia Series A (MBIA Insured)                                          06/01/08               5.250






FLORIDA - 1.99%

       250 Alachua County Health Facilities Authority Shands Hospital at The
               University of Florida (MBIA Insured)                                             12/01/05               6.100

        50 Clearwater Housing Development Corporation Revenue Refunding
               Clearwater Apartments Series A (FHA Insured)                                     07/01/01               6.200

       100 Dade County Educational Facilities Authority Revenue (Line of Credit)                01/01/02               5.150

       165 Palm Beach County Solid Waste Authority Revenue
               (Escrow to Maturity) (MBIA Insured)                                              12/01/04               10.000
     2,000 Hillsborough County Florida Industrial Development Authority
               Pollution Control Revenue                                                        05/01/22               8.000
     3,000 Plant City Utility Systems Revenue (MBIA Insured)                                    10/01/15               6.000






GEORGIA - 3.86%
      130 Gwinnett County Water & Sewer Authority (Escrow to Maturity)                          10/01/04               9.600

      600 Marietta Housing Authority Multi-Family Housing Refunding Ridge
               Apartments Project A (Mandatory Put 06/01/05 @100) (FNMA Collateralized)         06/01/25               5.700
    5,000 Conyers Water and Sewage Revenue (AMBAC Insured)                                      07/01/15               6.600
    5,000 Hall County School District (Pre-refunded with U.S. Government Securities
               to 12/01/04 @ 102) (AMBAC Insured)                                               12/01/14               6.700





 HAWAII - 0.34%

    1,000 Hawaii State Department Budget and Finance Special Purpose Revenue
               (MBIA Insured)                                                                   05/01/26               6.200




 IDAHO - 0.30%
      870 Idaho Housing Agency (FHA Insured)                                                    07/01/24               7.500



ILLINOIS - 11.20%
      315 Belleville St. Clair County (Escrow to Maturity)                                      11/01/09               7.250
      350 Greater Peoria Airport Authority (AMBAC Insured)*                                     12/01/07               6.700


      500 Illinois Educational Facilities Authority Revenues Refunding
               Northwestern Medical Facility Foundation (MBIA Insured)                          11/15/28               5.125

      710 Illinois Health Facilities Authority Revenue Ravenswood Hospital
               (Escrow to Maturity)                                                             08/01/06               7.250

      250 Palatine Housing Revenue Clover Ridge
               (Mandatory Put 12/15/02 @100) (Letter of Credit)                                 12/15/07               4.750
      510 St. Clair County Certificates Participation Series A (FSA Insured)                    10/01/07               4.900
                                                                                                to 10/01/08            to 5.000

    2,500 Chicago Series A2 (AMBAC Insured)                                                     01/01/05               6.250
   14,500 Illinois Board of Education Chicago School Reform (AMBAC Insured)                     12/01/17               5.250
                                                                                                to 12/01/30            to 5.800

    4,335 Illinois Development Finance Authority Citizens Utilities                             08/02/20               7.150
    3,625 Illinois Development Finance Authority  Revenue Refunding                             7/01/09                5.900
               Community Rehabilitation Providers A                                             to 7/01/15             to 6.000
    1,000 Illinois Educational Facilities Authority Revenue Augustana College                   10/01/13               5.000
               Refunding
      660 Illinois Health Facilities Authority Revenue Evangelical Hospital                     04/15/17               6.750
    2,000 Metropolitan Pier & Exposition Authority (Illinois) McCormick Place
               Convention Complex                                                               07/01/26               7.000
    1,170 Northern Illinois University (Pre-refunded with U.S. Government
               Securities to 10/1/09 @ 100)                                                     04/01/13               10.400
    1,000 Regional Transportation Authority (Pre-refunded with U.S. Government
               Securities to 6/1/04 @ 102) (FGIC Insured)                                       06/01/14               7.100






INDIANA - 5.44%

      200 Fort Wayne Hospital Authority Revenue (Escrow to Maturity)                            01/01/07               6.625

       40 Fort Wayne Hospital Authority Revenue Lutheran Hospital Project
               (Escrow to Maturity)                                                             01/01/02               6.875

      400 Fort Wayne Hospital Authority Revenue Parkview Memorial Hospital
               (Escrow to Maturity)                                                             01/01/05               6.500


      415 Indianapolis Economic Development Revenue Knob In The Woods
               (Mandatory Put 12/01/04 @100) (FNMA Collateralized)*                             12/01/24               6.375
      595 Indianapolis Economic Development Revenue Refunding Bethany
               Series A (GNMA Collateralized)*                                                  04/20/17               5.350
    3,240 Dyer In Redevelopment Authority Economic                                              07/15/14               6.875




      COMBINED                                                                            PACE MUNICIPAL          PAINEWEBBER
     PRINCIPAL                                                                             FIXED INCOME        NATIONAL TAX-FREE
    AMOUNT (000)                                                                           INVESTMENTS            INCOME FUND
--------------------                                                                    -------------------   --------------------
CONNECTICUT - 0.48%
     1,500 Mashantucket Western Pequot Tribe Connecticut Special Revenue                                 -              1,459,110
                                                                                        -------------------   --------------------

DISTRICT OF COLUMBIA - 1.12%
      505 District of Columbia Housing Finance Authority Certificate of
               Participation (Asset Guaranty Insured)                                               495,809                     -
    1,340 District of Colombia Revenue Refunding Howard University Project
              (MBIA Insured)                                                                      1,359,618                     -
    1,500 District of Columbia Series A (MBIA Insured)                                            1,525,905                     -
                                                                                        -------------------   --------------------
                                                                                                 3,381,332                      -
                                                                                        -------------------   --------------------

FLORIDA - 1.99%

       250 Alachua County Health Facilities Authority Shands Hospital at The
               University of Florida (MBIA Insured)                                                 258,020                      -

        50 Clearwater Housing Development Corporation Revenue Refunding
               Clearwater Apartments Series A (FHA Insured)                                          50,377                      -

       100 Dade County Educational Facilities Authority Revenue (Line of Credit)                    100,769                      -

       165 Palm Beach County Solid Waste Authority Revenue
               (Escrow to Maturity) (MBIA Insured)                                                  185,234                      -
     2,000 Hillsborough County Florida Industrial Development Authority
               Pollution Control Revenue                                                                  -              2,150,700
     3,000 Plant City Utility Systems Revenue (MBIA Insured)                                              -              3,233,010
                                                                                        -------------------   --------------------
                                                                                                    594,400              5,383,710
                                                                                        -------------------   --------------------

GEORGIA - 3.86%
      130 Gwinnett County Water & Sewer Authority (Escrow to Maturity)                              145,830                     -

      600 Marietta Housing Authority Multi-Family Housing Refunding Ridge
               Apartments Project A (Mandatory Put 06/01/05 @100) (FNMA Collateralized)             611,088                     -
    5,000 Conyers Water and Sewage Revenue (AMBAC Insured)                                                -             5,374,650
    5,000 Hall County School District (Pre-refunded with U.S. Government Securities
               to 12/01/04 @ 102) (AMBAC Insured)                                                         -             5,492,050
                                                                                        -------------------   --------------------
                                                                                                   756,918             10,866,700
                                                                                        -------------------   --------------------
 HAWAII - 0.34%

    1,000 Hawaii State Department Budget and Finance Special Purpose Revenue
               (MBIA Insured)                                                                             -             1,020,960
                                                                                        -------------------   --------------------


 IDAHO - 0.30%
      870 Idaho Housing Agency (FHA Insured)                                                              -               898,345
                                                                                        -------------------   --------------------

ILLINOIS - 11.20%
      315 Belleville St. Clair County (Escrow to Maturity)                                          346,859                     -
      350 Greater Peoria Airport Authority (AMBAC Insured)*                                         375,004                     -


      500 Illinois Educational Facilities Authority Revenues Refunding
               Northwestern Medical Facility Foundation (MBIA Insured)                              441,410                     -

      710 Illinois Health Facilities Authority Revenue Ravenswood Hospital
               (Escrow to Maturity)                                                                 754,183                     -

      250 Palatine Housing Revenue Clover Ridge
               (Mandatory Put 12/15/02 @100) (Letter of Credit)                                     247,615                     -
      510 St. Clair County Certificates Participation Series A (FSA Insured)
                                                                                                    509,562                     -

    2,500 Chicago Series A2 (AMBAC Insured)                                                               -             2,721,325
   14,500 Illinois Board of Education Chicago School Reform (AMBAC Insured)
                                                                                                          -            13,896,660

    4,335 Illinois Development Finance Authority Citizens Utilities                                       -             4,422,524
    3,625 Illinois Development Finance Authority  Revenue Refunding                                       -             3,342,900
               Community Rehabilitation Providers A
    1,000 Illinois Educational Facilities Authority Revenue Augustana College                             -               914,030
               Refunding
      660 Illinois Health Facilities Authority Revenue Evangelical Hospital                               -               732,903
    2,000 Metropolitan Pier & Exposition Authority (Illinois) McCormick Place
               Convention Complex                                                                         -             2,343,060
    1,170 Northern Illinois University (Pre-refunded with U.S. Government
               Securities to 10/1/09 @ 100)                                                               -             1,572,890
    1,000 Regional Transportation Authority (Pre-refunded with U.S. Government
               Securities to 6/1/04 @ 102) (FGIC Insured)                                                 -             1,103,660
                                                                                        -------------------   --------------------
                                                                                                 2,674,633             31,049,952
                                                                                        -------------------   --------------------

INDIANA - 5.44%

      200 Fort Wayne Hospital Authority Revenue (Escrow to Maturity)                                210,762                     -

       40 Fort Wayne Hospital Authority Revenue Lutheran Hospital Project
               (Escrow to Maturity)                                                                  40,368                     -

      400 Fort Wayne Hospital Authority Revenue Parkview Memorial Hospital
               (Escrow to Maturity)                                                                 413,580                     -


      415 Indianapolis Economic Development Revenue Knob In The Woods
               (Mandatory Put 12/01/04 @100) (FNMA Collateralized)*                                 435,796                     -
      595 Indianapolis Economic Development Revenue Refunding Bethany
               Series A (GNMA Collateralized)*                                                      566,285                     -
    3,240 Dyer In Redevelopment Authority Economic                                                        -             3,435,858


                                                                                              PRO FORMA
                                                                                             COMBINED PACE
      COMBINED                                                                                 MUNICIPAL
     PRINCIPAL                                                                               FIXED INCOME
    AMOUNT (000)                                                                              INVESTMENTS
--------------------                                                                     ----------------------
CONNECTICUT - 0.48%
     1,500 Mashantucket Western Pequot Tribe Connecticut Special Revenue                              1,459,110
                                                                                          ----------------------

DISTRICT OF COLUMBIA - 1.12%
      505 District of Columbia Housing Finance Authority Certificate of
               Participation (Asset Guaranty Insured)                                                   495,809
    1,340 District of Colombia Revenue Refunding Howard University Project
              (MBIA Insured)                                                                          1,359,618
    1,500 District of Columbia Series A (MBIA Insured)                                                1,525,905
                                                                                          ----------------------
                                                                                                      3,381,332
                                                                                          ----------------------

FLORIDA - 1.99%

       250 Alachua County Health Facilities Authority Shands Hospital at The
               University of Florida (MBIA Insured)                                                      258,020

        50 Clearwater Housing Development Corporation Revenue Refunding
               Clearwater Apartments Series A (FHA Insured)                                               50,377

       100 Dade County Educational Facilities Authority Revenue (Line of Credit)                         100,769

       165 Palm Beach County Solid Waste Authority Revenue
               (Escrow to Maturity) (MBIA Insured)                                                       185,234
     2,000 Hillsborough County Florida Industrial Development Authority
               Pollution Control Revenue                                                               2,150,700
     3,000 Plant City Utility Systems Revenue (MBIA Insured)                                           3,233,010
                                                                                          ----------------------
                                                                                                       5,978,110
                                                                                          ----------------------

GEORGIA - 3.86%
      130 Gwinnett County Water & Sewer Authority (Escrow to Maturity)                                  145,830

      600 Marietta Housing Authority Multi-Family Housing Refunding Ridge
          Apartments Project A (Mandatory Put 06/01/05 @100) (FNMA Collateralized)                      611,088
    5,000 Conyers Water and Sewage Revenue (AMBAC Insured)                                            5,374,650
    5,000 Hall County School District (Pre-refunded with U.S. Government Securities
               to 12/01/04 @ 102) (AMBAC Insured)                                                     5,492,050
                                                                                          ----------------------
                                                                                                     11,623,618
                                                                                          ----------------------
 HAWAII - 0.34%

    1,000 Hawaii State Department Budget and Finance Special Purpose Revenue
               (MBIA Insured)                                                                         1,020,960
                                                                                          ----------------------


 IDAHO - 0.30%
      870 Idaho Housing Agency (FHA Insured)                                                            898,345
                                                                                          ----------------------

ILLINOIS - 11.20%
      315 Belleville St. Clair County (Escrow to Maturity)                                              346,859
      350 Greater Peoria Airport Authority (AMBAC Insured)*                                             375,004


      500 Illinois Educational Facilities Authority Revenues Refunding
               Northwestern Medical Facility Foundation (MBIA Insured)                                  441,410

      710 Illinois Health Facilities Authority Revenue Ravenswood Hospital
               (Escrow to Maturity)                                                                     754,183

      250 Palatine Housing Revenue Clover Ridge
               (Mandatory Put 12/15/02 @100) (Letter of Credit)                                         247,615
      510 St. Clair County Certificates Participation Series A (FSA Insured)
                                                                                                        509,562

    2,500 Chicago Series A2 (AMBAC Insured)                                                           2,721,325
   14,500 Illinois Board of Education Chicago School Reform (AMBAC Insured)
                                                                                                     13,896,660

    4,335 Illinois Development Finance Authority Citizens Utilities                                   4,422,524
    3,625 Illinois Development Finance Authority  Revenue Refunding                                   3,342,900
               Community Rehabilitation Providers A
    1,000 Illinois Educational Facilities Authority Revenue Augustana College                           914,030
               Refunding
      660 Illinois Health Facilities Authority Revenue Evangelical Hospital                             732,903
    2,000 Metropolitan Pier & Exposition Authority (Illinois) McCormick Place
               Convention Complex                                                                     2,343,060
    1,170 Northern Illinois University (Pre-refunded with U.S. Government
               Securities to 10/1/09 @ 100)                                                           1,572,890
    1,000 Regional Transportation Authority (Pre-refunded with U.S. Government
               Securities to 6/1/04 @ 102) (FGIC Insured)                                             1,103,660
                                                                                          ----------------------
                                                                                                     33,724,585
                                                                                          ----------------------

INDIANA - 5.44%

      200 Fort Wayne Hospital Authority Revenue (Escrow to Maturity)                                    210,762

       40 Fort Wayne Hospital Authority Revenue Lutheran Hospital Project
               (Escrow to Maturity)                                                                      40,368

      400 Fort Wayne Hospital Authority Revenue Parkview Memorial Hospital
               (Escrow to Maturity)                                                                     413,580


      415 Indianapolis Economic Development Revenue Knob In The Woods
               (Mandatory Put 12/01/04 @100) (FNMA Collateralized)*                                     435,796
      595 Indianapolis Economic Development Revenue Refunding Bethany
               Series A (GNMA Collateralized)*                                                          566,285
    3,240 Dyer In Redevelopment Authority Economic                                                    3,435,858


      COMBINED
     PRINCIPAL                                                                                 MATURITY             INTEREST
    AMOUNT (000)                                                                                DATES                 RATES
--------------------                                                                     ----------------------   ---------------
INDIANA - 5.44%

    2,550 East Chicago Indiana Mutli School Building Corporation
               (AMBAC Insured)                                                                  07/15/14               5.500
    3,000 Indiana Health Facility Finance Authority Methodist Hospital of Indiana               09/01/15               5.750
    6,000 Indianapolis Indiana Airport Authority Revenue Special Facility United
               Air Lines Project Series A                                                       11/15/31               6.500






IOWA - 0.07%

      140 Iowa Finance Authority Multi-Family Revenue Refunding Housing
              Forest Glen Apartments Project A (FNMA Collateralized)                            11/01/03              4.700
       70 Iowa Finance Authority Multi-Family Revenue Refunding
              Housing Hillcrest Series C (FNMA Collateralized)                                  11/01/02              4.600






KANSAS - 1.79%
      500 Burlington Pollution Control Revenue Refunding Kansas Gas &
          Electric Co. Project (MBIA Insured)                                                   06/01/31               7.000

       35 Wichita Hospital Revenue St. Francis Hospital & Nursing Senior A
               (Escrow to Maturity)                                                             10/01/07               6.750
    4,800 Kansas State Department Transportation Highway Revenue                                03/01/13               5.375






KENTUCKY - 0.08%

       60 Kentucky State Revenue Turnpike Authority (Escrow to Maturity)                        07/01/09               7.200

      155 Kentucky State Revenue Turnpike Authority Toll Road
               (Escrow to Maturity)                                                             07/01/08               5.875






LOUISIANA  - 0.80%

      410 East Baton Rouge Parish Womans Hospital Foundation
               (Escrow to Maturity)                                                             10/01/08               7.200

       75 East Baton Rouge Single-Family Mortgage Series C
               (GNMA/FNMA Collateralized)                                                       04/01/32               7.000
      500 Jefferson Parish Home Mortgage Single-Family Housing Revenue
               Series D-1 (Mandatory Put 8/1/01 @100) (FNMA/GNMA Collateralized)                06/01/10               5.600

      800 Louisiana Public Facilities Authority and Health Education Authority
               A1 (Mandatory Put 06/01/02 @100) (AMBAC Insured)                                 12/01/15               5.000

      540 Louisiana State Health Education Authority Alton Ochsner Medical
               Foundation (Escrow to Maturity)                                                  05/01/05               8.750






MASSACHUSETTS - 2.37%

      520 Massachusetts Bay Transport Authority General Transportation
               Systems Series B (FSA Insured)                                                   03/01/26               5.250
      600 Massachusetts State Development Finance Agency Biomedical
               Research Series C                                                                08/01/02               5.500
    1,005 Massachusetts State Development Finance Agency Curry College
               Series A (ACA Insured)                                                           03/01/19               5.375
    5,680 Massachusetts State Turnpike Authority Metropolitan Highway
               Systems Revenue (MBIA Insured)                                                   01/01/27               5.000






MICHIGAN - 1.11%

      115 Michigan State Hospital Finance Authority Revenue St. Joseph's
               Mercy Hospital (Escrow to Maturity)                                              07/01/03               9.250
      125 Michigan State Housing Development Authority Series B*                                12/01/12               7.650

      195 Michigan State Strategic Limited Obligation (Escrow to Maturity)                      08/15/05               7.875
      900 Michigan State Strategic Fund Limited Obligation Revenue                              08/01/00               4.250
    1,915 Royal Oak Hospital Finance Authority William Beaumont Hospital                        01/01/19               6.625






MINNESOTA - 0.27%

      315 Coon Rapids Hospital Revenue Health Central Inc. (Escrow to Maturity)                 08/01/08               7.625
      132 Eden Prairie Multi-Family Housing (GNMA Collateralized)                               01/20/06               5.500
      200 Edina Refunding Tax Increment Series B                                                02/01/06               5.800
       55 Moorhead Residential Mortgage (Escrow to Maturity)                                    08/01/11               7.100






MISSISSIPPI - 1.06%
    3,600 Mississippi Business Finance Corporation Mississippi Pollution Control
               Revenue Refunding Systems Energy Resources Incorporated
               Project Utah                                                                     05/01/22               5.900


MISSOURI - 0.52%


    1,500 Missouri State Development Finance Board Recreation Facility YMCA
               Greater St. Louis Project Series A (Letter of Credit)                            9/01/06                4.600
                                                                                                to 9/01/08             to 4.800
      125 St. Louis County Single-Family Housing (AMBAC Insured)                                10/01/16               9.250




      COMBINED                                                                            PACE MUNICIPAL          PAINEWEBBER
     PRINCIPAL                                                                             FIXED INCOME        NATIONAL TAX-FREE
    AMOUNT (000)                                                                           INVESTMENTS            INCOME FUND
--------------------                                                                    -------------------   --------------------
INDIANA - 5.44%
    2,550 East Chicago Indiana Mutli School Building Corporation
               (AMBAC Insured)                                                                            -             2,537,658
    3,000 Indiana Health Facility Finance Authority Methodist Hospital of Indiana                         -             3,113,520
    6,000 Indianapolis Indiana Airport Authority Revenue Special Facility United
               Air Lines Project Series A                                                                 -             5,613,240
                                                                                        -------------------   --------------------
                                                                                                 1,666,791             14,700,276
                                                                                        -------------------   --------------------

IOWA - 0.07%

      140 Iowa Finance Authority Multi-Family Revenue Refunding Housing
              Forest Glen Apartments Project A (FNMA Collateralized)                               138,513                      -
       70 Iowa Finance Authority Multi-Family Revenue Refunding
              Housing Hillcrest Series C (FNMA Collateralized)                                      69,556                      -
                                                                                        -------------------   --------------------
                                                                                                   208,069                      -
                                                                                        -------------------   --------------------

KANSAS - 1.79%
      500 Burlington Pollution Control Revenue Refunding Kansas Gas &
          Electric Co. Project (MBIA Insured)                                                      518,850                      -

       35 Wichita Hospital Revenue St. Francis Hospital & Nursing Senior A
               (Escrow to Maturity)                                                                 60,117                      -
    4,800 Kansas State Department Transportation Highway Revenue                                         -              4,820,064
                                                                                        -------------------   --------------------
                                                                                                   578,967              4,820,064
                                                                                        -------------------   --------------------

KENTUCKY - 0.08%

       60 Kentucky State Revenue Turnpike Authority (Escrow to Maturity)                            66,627                      -

      155 Kentucky State Revenue Turnpike Authority Toll Road
               (Escrow to Maturity)                                                                159,782                      -
                                                                                        -------------------   --------------------
                                                                                                   226,409                      -
                                                                                        -------------------   --------------------

LOUISIANA  - 0.80%

      410 East Baton Rouge Parish Womans Hospital Foundation
               (Escrow to Maturity)                                                                445,026                      -

       75 East Baton Rouge Single-Family Mortgage Series C
               (GNMA/FNMA Collateralized)                                                           76,930                      -
      500 Jefferson Parish Home Mortgage Single-Family Housing Revenue
               Series D-1 (Mandatory Put 8/1/01 @100) (FNMA/GNMA Collateralized)                   503,340                      -

      800 Louisiana Public Facilities Authority and Health Education Authority
               A1 (Mandatory Put 06/01/02 @100) (AMBAC Insured)                                    800,080                      -

      540 Louisiana State Health Education Authority Alton Ochsner Medical
               Foundation (Escrow to Maturity)                                                     590,819                      -
                                                                                        -------------------   --------------------
                                                                                                 2,416,195                      -
                                                                                        -------------------   --------------------

MASSACHUSETTS - 2.37%

      520 Massachusetts Bay Transport Authority General Transportation
               Systems Series B (FSA Insured)                                                      488,670                      -
      600 Massachusetts State Development Finance Agency Biomedical
               Research Series C                                                                   604,620                      -
    1,005 Massachusetts State Development Finance Agency Curry College
               Series A (ACA Insured)                                                              933,032                      -
    5,680 Massachusetts State Turnpike Authority Metropolitan Highway
               Systems Revenue (MBIA Insured)                                                            -              5,104,559
                                                                                        -------------------   --------------------
                                                                                                 2,026,322              5,104,559
                                                                                        -------------------   --------------------

MICHIGAN - 1.11%

      115 Michigan State Hospital Finance Authority Revenue St. Joseph's
               Mercy Hospital (Escrow to Maturity)                                                 123,981                      -
      125 Michigan State Housing Development Authority Series B*                                   127,811                      -

      195 Michigan State Strategic Limited Obligation (Escrow to Maturity)                         207,601                      -
      900 Michigan State Strategic Fund Limited Obligation Revenue                                       -                900,000
    1,915 Royal Oak Hospital Finance Authority William Beaumont Hospital                                 -              1,994,530
                                                                                        -------------------   --------------------
                                                                                                   459,393              2,894,530
                                                                                        -------------------   --------------------

MINNESOTA - 0.27%

      315 Coon Rapids Hospital Revenue Health Central Inc. (Escrow to Maturity)                    422,168                      -
      132 Eden Prairie Multi-Family Housing (GNMA Collateralized)                                  125,027                      -
      200 Edina Refunding Tax Increment Series B                                                   200,222                      -
       55 Moorhead Residential Mortgage (Escrow to Maturity)                                        71,974                      -
                                                                                        -------------------   --------------------
                                                                                                   819,391                      -
                                                                                        -------------------   --------------------

MISSISSIPPI - 1.06%
    3,600 Mississippi Business Finance Corporation Mississippi Pollution Control
               Revenue Refunding Systems Energy Resources Incorporated
               Project Utah                                                                              -              3,204,504
                                                                                        -------------------   --------------------

MISSOURI - 0.52%


    1,500 Missouri State Development Finance Board Recreation Facility YMCA
               Greater St. Louis Project Series A (Letter of Credit)                             1,453,201                      -

      125 St. Louis County Single-Family Housing (AMBAC Insured)                                   111,825                      -
                                                                                        -------------------   --------------------
                                                                                                 1,565,026                      -
                                                                                        -------------------   --------------------


                                                                                              PRO FORMA
                                                                                             COMBINED PACE
      COMBINED                                                                                 MUNICIPAL
     PRINCIPAL                                                                               FIXED INCOME
    AMOUNT (000)                                                                              INVESTMENTS
--------------------                                                                     ----------------------
INDIANA - 5.44%
    2,550 East Chicago Indiana Mutli School Building Corporation
               (AMBAC Insured)                                                                        2,537,658
    3,000 Indiana Health Facility Finance Authority Methodist Hospital of Indiana                     3,113,520
    6,000 Indianapolis Indiana Airport Authority Revenue Special Facility United
               Air Lines Project Series A                                                             5,613,240
                                                                                          ----------------------
                                                                                                     16,367,067
                                                                                          ----------------------

IOWA - 0.07%

      140 Iowa Finance Authority Multi-Family Revenue Refunding Housing
              Forest Glen Apartments Project A (FNMA Collateralized)                                    138,513
       70 Iowa Finance Authority Multi-Family Revenue Refunding
              Housing Hillcrest Series C (FNMA Collateralized)                                           69,556
                                                                                          ----------------------
                                                                                                        208,069
                                                                                          ----------------------

KANSAS - 1.79%
      500 Burlington Pollution Control Revenue Refunding Kansas Gas &
          Electric Co. Project (MBIA Insured)                                                           518,850

       35 Wichita Hospital Revenue St. Francis Hospital & Nursing Senior A
               (Escrow to Maturity)                                                                      60,117
    4,800 Kansas State Department Transportation Highway Revenue                                      4,820,064
                                                                                          ----------------------
                                                                                                      5,399,031
                                                                                          ----------------------

KENTUCKY - 0.08%

       60 Kentucky State Revenue Turnpike Authority (Escrow to Maturity)                                 66,627

      155 Kentucky State Revenue Turnpike Authority Toll Road
               (Escrow to Maturity)                                                                     159,782
                                                                                          ----------------------
                                                                                                        226,409
                                                                                          ----------------------

LOUISIANA  - 0.80%

      410 East Baton Rouge Parish Womans Hospital Foundation
               (Escrow to Maturity)                                                                     445,026

       75 East Baton Rouge Single-Family Mortgage Series C
               (GNMA/FNMA Collateralized)                                                                76,930
      500 Jefferson Parish Home Mortgage Single-Family Housing Revenue
               Series D-1 (Mandatory Put 8/1/01 @100) (FNMA/GNMA Collateralized)                        503,340

      800 Louisiana Public Facilities Authority and Health Education Authority
               A1 (Mandatory Put 06/01/02 @100) (AMBAC Insured)                                         800,080

      540 Louisiana State Health Education Authority Alton Ochsner Medical
               Foundation (Escrow to Maturity)                                                          590,819
                                                                                          ----------------------
                                                                                                      2,416,195
                                                                                          ----------------------

MASSACHUSETTS - 2.37%

      520 Massachusetts Bay Transport Authority General Transportation
               Systems Series B (FSA Insured)                                                           488,670
      600 Massachusetts State Development Finance Agency Biomedical
               Research Series C                                                                        604,620
    1,005 Massachusetts State Development Finance Agency Curry College
               Series A (ACA Insured)                                                                   933,032
    5,680 Massachusetts State Turnpike Authority Metropolitan Highway
               Systems Revenue (MBIA Insured)                                                         5,104,559
                                                                                          ----------------------
                                                                                                      7,130,881
                                                                                          ----------------------

MICHIGAN - 1.11%

      115 Michigan State Hospital Finance Authority Revenue St. Joseph's
               Mercy Hospital (Escrow to Maturity)                                                      123,981
      125 Michigan State Housing Development Authority Series B*                                        127,811

      195 Michigan State Strategic Limited Obligation (Escrow to Maturity)                              207,601
      900 Michigan State Strategic Fund Limited Obligation Revenue                                      900,000
    1,915 Royal Oak Hospital Finance Authority William Beaumont Hospital                              1,994,530
                                                                                          ----------------------
                                                                                                      3,353,923
                                                                                          ----------------------

MINNESOTA - 0.27%

      315 Coon Rapids Hospital Revenue Health Central Inc. (Escrow to Maturity)                         422,168
      132 Eden Prairie Multi-Family Housing (GNMA Collateralized)                                       125,027
      200 Edina Refunding Tax Increment Series B                                                        200,222
       55 Moorhead Residential Mortgage (Escrow to Maturity)                                             71,974
                                                                                          ----------------------
                                                                                                        819,391
                                                                                          ----------------------

MISSISSIPPI - 1.06%
    3,600 Mississippi Business Finance Corporation Mississippi Pollution Control
               Revenue Refunding Systems Energy Resources Incorporated
               Project Utah                                                                           3,204,504
                                                                                          ----------------------

MISSOURI - 0.52%


    1,500 Missouri State Development Finance Board Recreation Facility YMCA
               Greater St. Louis Project Series A (Letter of Credit)                                  1,453,201

      125 St. Louis County Single-Family Housing (AMBAC Insured)                                        111,825
                                                                                          ----------------------
                                                                                                      1,565,026
                                                                                          ----------------------



      COMBINED
     PRINCIPAL                                                                                 MATURITY             INTEREST
    AMOUNT (000)                                                                                DATES                 RATES
--------------------                                                                     ----------------------   ---------------
NEBRASKA - 0.08%

      250 Nebraska Investment Finance Authority Multi-Family Housing Series A
               (FNMA Collateralized)*                                                           12/01/15               6.000



NEW HAMPSHIRE - 0.60%
    1,275 New Hampshire Higher Educational & Health Facilities Authority Revenue
               New Hampshire College                                                            01/01/07               5.950
      500 New Hampshire Industrial Development Authority Central Maine
               Power Company                                                                    05/01/14               7.375






NEW JERSEY - 5.22%
      125 New Jersey Health Care Facilities Financing St. Barnabas Medical Center
               (Escrow to Maturity)                                                             07/01/11               7.000
    2,500 New Jersey Economic Development Authority Economic
               Development Revenue                                                              04/01/18               6.375
    1,890 New Jersey Housing General Resolution Series A                                        11/01/04               6.700
   10,000 New Jersey State Turnpike Authority (MBIA Insured)                                    01/01/16               6.500






NEW YORK - 6.74%
      200 New York City Housing Authority Multi-Family Revenue Refunding
               Series A                                                                         07/01/05               5.250
      300 New York City Housing Authority Multi-Family Revenue Refunding
               Series A (AMBAC Insured)                                                         07/01/08               5.450
    1,030 New York City Municipal Water Finance Authority Series B                              06/15/04               5.125
      320 New York State Energy Research & Development Authority Series C                       06/01/29               4.250

      195 Onondaga County Industrial Development Civic Facility LeMoyne
               College Project Series A                                                         03/01/04               5.000

       75 Onondaga County Industrial Development Civic Facility Syracuse
               Home Association Project (Letter of Credit)                                      12/01/07               4.500
    4,350 Long Island Power Authority New York Electric Systems Revenue
               General Series A                                                                 12/01/29               5.500
    4,500 New York City - Series D                                                              08/01/17               5.375
      430 New York State Energy Research & Development Unrefunded Balance
               Series B                                                                         02/01/22               7.150
      365 New York State Energy Research & Development Authority Electric
               Facilities Revenue Series B                                                      09/01/19               7.150
    2,400 New York State Environmental Facilities Corporation State Water
               Pollution Control                                                                06/15/14               6.875
    3,100 Triborough  Bridge & Tunnel Authority                                                 01/01/10               7.100
    1,000 Port Authority of New York & New Jersey Kennedy International
               Airport Cogeneration Project 4th Installment Project                             10/01/11               6.750
      300 New York City - Series A8                                                             08/01/00               4.200
    1,675 New York City Municipal Water Finance Authority Water & Sewer
               Systems Revenue Series A                                                         06/15/12               7.100






NORTH CAROLINA - 0.33%
      980 North Carolina Housing Finance Agency                                                 03/01/08               6.200



NORTH DAKOTA - 0.11%
      325 North Dakota State Housing Finance Agency Revenue                                     07/01/16               6.300



OHIO - 4.69%

      190 Dayton Hospital Revenue Good Samaritan  (Escrow to Maturity)                          12/01/05               6.000

       50 Ohio Housing Finance Agency Single-Family Mortgage
               Series C (GNMA Collateralized)*                                                  09/01/21               7.850
    1,145 Butler County Transportation Improvement District (FSA Insured)                       04/01/11               6.000
    6,000 Cleveland Airport Special Revenue Refunding Continental Airlines Inc.                 12/01/08               5.500
      445 Cleveland Ohio Public Power Systems Revenue Prerefunded Series B
               First Mortgage Series B                                                          11/15/17               7.000
    1,805 Cleveland Ohio Public Power Systems Revenue Unrefunded Series N
               First Mortgage Series B                                                          11/15/17               7.000
    6,000 Ohio State Water Development Authority Solid Waste Disposal
               Revenue Bay Shore Power Project                                                  09/01/20               5.875






OKLAHOMA - 0.73%

     335 Comanche County Hospital Authority Revenue Series A
               (Connie Lee Insured)                                                             07/01/06               5.100
     425 McAlester Public Works Authority Revenue
              (FSA Insured) (Escrow to Maturity)                                                12/01/04               8.250
    1,330 Tulsa Metropolitan Utility Authority Revenue                                          02/01/03               7.000






PENNSYLVANIA - 2.77%

      140 Allegheny County Residential Mortgage Revenue
               Single-Family Mortgage Series D2 (GNMA Insured)*                                 05/01/08               4.850

      400 Blair County Hospital Authority Revenue Hospital





      COMBINED                                                                            PACE MUNICIPAL          PAINEWEBBER
     PRINCIPAL                                                                             FIXED INCOME        NATIONAL TAX-FREE
    AMOUNT (000)                                                                           INVESTMENTS            INCOME FUND
--------------------                                                                    -------------------   --------------------
NEBRASKA - 0.08%

     250 Nebraska Investment Finance Authority Multi-Family Housing Series A
              (FNMA Collateralized)*                                                                250,563                     -
                                                                                        -------------------   --------------------

NEW HAMPSHIRE - 0.60%
   1,275 New Hampshire Higher Educational & Health Facilities Authority Revenue
               New Hampshire College                                                                      -             1,275,599
     500 New Hampshire Industrial Development Authority Central Maine
               Power Company                                                                              -               521,825
                                                                                        -------------------   --------------------
                                                                                                          -              1,797,424
                                                                                        -------------------   --------------------

NEW JERSEY - 5.22%
      125 New Jersey Health Care Facilities Financing St. Barnabas Medical Center
               (Escrow to Maturity)                                                                 136,043                     -
    2,500 New Jersey Economic Development Authority Economic
               Development Revenue                                                                        -             2,451,750
    1,890 New Jersey Housing General Resolution Series A                                                  -             1,952,370
   10,000 New Jersey State Turnpike Authority (MBIA Insured)                                              -            11,187,700
                                                                                        -------------------   --------------------
                                                                                                   136,043             15,591,820
                                                                                        -------------------   --------------------

NEW YORK - 6.74%
      200 New York City Housing Authority Multi-Family Revenue Refunding
               Series A                                                                             199,222                     -
      300 New York City Housing Authority Multi-Family Revenue Refunding
               Series A (AMBAC Insured)                                                             302,865                     -
    1,030 New York City Municipal Water Finance Authority Series B                                1,049,652                     -
      320 New York State Energy Research & Development Authority Series C                           320,000                     -

      195 Onondaga County Industrial Development Civic Facility Lemoyne
               College Project Series A                                                             191,921                     -

       75 Onondaga County Industrial Development Civic Facility Syracuse
               Home Association Project (Letter of Credit)                                           71,301                     -
    4,350 Long Island Power Authority New York Electric Systems Revenue
               General Series A                                                                           -             4,073,819
    4,500 New York City - Series D                                                                        -             4,433,490
      430 New York State Energy Research & Development Unrefunded Balance
               Series B                                                                                   -               450,034
      365 New York State Energy Research & Development Authority Electric
               Facilities Revenue Series B                                                                -               382,005
    2,400 New York State Environmental Facilities Corporation State Water
               Pollution Control                                                                          -             2,587,944
    3,100 Triborough  Bridge & Tunnel Authority                                                           -             3,192,690
    1,000 Port Authority of New York & New Jersey Kennedy International
               Airport Cogeneration Project 4th Installment Project                                       -             1,025,070
      300 New York City - Series A8                                                                       -               300,000
    1,675 New York City Municipal Water Finance Authority Water & Sewer
               Systems Revenue Series A                                                                   -             1,726,975
                                                                                        -------------------   --------------------
                                                                                                  2,134,961             18,172,027
                                                                                        -------------------   --------------------

NORTH CAROLINA - 0.33%
      980 North Carolina Housing Finance Agency                                                           -               986,409
                                                                                        -------------------   --------------------

 NORTH DAKOTA - 0.11%
      325 North Dakota State Housing Finance Agency Revenue                                               -               330,440
                                                                                        -------------------   --------------------

OHIO - 4.69%

      190 Dayton Hospital Revenue Good Samaritan  (Escrow to Maturity)                              195,979                     -

       50 Ohio Housing Finance Agency Single-Family Mortgage
               Series C (GNMA Collateralized)*                                                       51,059                     -
    1,145 Butler County Transportation Improvement District (FSA Insured)                                               1,231,837
    6,000 Cleveland Airport Special Revenue Refunding Continental Airlines Inc.                           -             5,548,920
      445 Cleveland Ohio Public Power Systems Revenue Prerefunded Series B
               First Mortgage Series B                                                                    -               467,486
    1,805 Cleveland Ohio Public Power Systems Revenue Unrefunded Series N
               First Mortgage Series B                                                                    -             1,889,131
    6,000 Ohio State Water Development Authority Solid Waste Disposal
               Revenue Bay Shore Power Project                                                            -             4,750,620
                                                                                        -------------------   --------------------
                                                                                                    247,038            13,887,994
                                                                                        -------------------   --------------------

OKLAHOMA - 0.73%

     335 Comanche County Hospital Authority Revenue Series A
               (Connie Lee Insured)                                                                 338,611                     -
     425 McAlester Public Works Authority Revenue
              (FSA Insured) (Escrow to Maturity)                                                    485,635                     -
    1,330 Tulsa Metropolitan Utility Authority Revenue                                            1,364,460                     -
                                                                                        -------------------   --------------------
                                                                                                  2,188,706                     -
                                                                                        -------------------   --------------------

PENNSYLVANIA - 2.77%

      140 Allegheny County Residential Mortgage Revenue
               Single-Family Mortgage Series D2 (GNMA Insured)*                                     136,097                     -

      400 Blair County Hospital Authority Revenue Hospital


                                                                                              PRO FORMA
                                                                                             COMBINED PACE
      COMBINED                                                                                 MUNICIPAL
     PRINCIPAL                                                                               FIXED INCOME
    AMOUNT (000)                                                                              INVESTMENTS
--------------------                                                                     ----------------------
NEBRASKA - 0.08%

     250 Nebraska Investment Finance Authority Multi-Family Housing Series A
              (FNMA Collateralized)*                                                                    250,563
                                                                                          ----------------------

NEW HAMPSHIRE - 0.60%
   1,275 New Hampshire Higher Educational & Health Facilities Authority Revenue
               New Hampshire College                                                                  1,275,599
     500 New Hampshire Industrial Development Authority Central Maine
               Power Company                                                                            521,825
                                                                                          ----------------------
                                                                                                      1,797,424
                                                                                          ----------------------

NEW JERSEY - 5.22%
      125 New Jersey Health Care Facilities Financing St. Barnabas Medical Center
               (Escrow to Maturity)                                                                     136,043
    2,500 New Jersey Economic Development Authority Economic
               Development Revenue                                                                    2,451,750
    1,890 New Jersey Housing General Resolution Series A                                              1,952,370
   10,000 New Jersey State Turnpike Authority (MBIA Insured)                                         11,187,700
                                                                                          ----------------------
                                                                                                     15,727,863
                                                                                          ----------------------

NEW YORK - 6.74%
      200 New York City Housing Authority Multi-Family Revenue Refunding
               Series A                                                                                 199,222
      300 New York City Housing Authority Multi-Family Revenue Refunding
               Series A (AMBAC Insured)                                                                 302,865
    1,030 New York City Municipal Water Finance Authority Series B                                    1,049,652
      320 New York State Energy Research & Development Authority Series C                               320,000

      195 Onondaga County Industrial Development Civic Facility Lemoyne
               College Project Series A                                                                 191,921

       75 Onondaga County Industrial Development Civic Facility Syracuse
               Home Association Project (Letter of Credit)                                               71,301
    4,350 Long Island Power Authority New York Electric Systems Revenue
               General Series A                                                                       4,073,819
    4,500 New York City - Series D                                                                    4,433,490
      430 New York State Energy Research & Development Unrefunded Balance
               Series B                                                                                 450,034
      365 New York State Energy Research & Development Authority Electric
               Facilities Revenue Series B                                                              382,005
    2,400 New York State Environmental Facilities Corporation State Water
               Pollution Control                                                                      2,587,944
    3,100 Triborough  Bridge & Tunnel Authority                                                       3,192,690
    1,000 Port Authority of New York & New Jersey Kennedy International
               Airport Cogeneration Project 4th Installment Project                                   1,025,070
      300 New York City - Series A8                                                                     300,000
    1,675 New York City Municipal Water Finance Authority Water & Sewer
               Systems Revenue Series A                                                               1,726,975
                                                                                          ----------------------
                                                                                                     20,306,988
                                                                                          ----------------------

NORTH CAROLINA - 0.33%
      980 North Carolina Housing Finance Agency                                                         986,409
                                                                                          ----------------------

 NORTH DAKOTA - 0.11%
      325 North Dakota State Housing Finance Agency Revenue                                             330,440
                                                                                          ----------------------

OHIO - 4.69%

      190 Dayton Hospital Revenue Good Samaritan  (Escrow to Maturity)                                  195,979

       50 Ohio Housing Finance Agency Single-Family Mortgage
               Series C (GNMA Collateralized)*                                                           51,059
    1,145 Butler County Transportation Improvement District (FSA Insured)                             1,231,837
    6,000 Cleveland Airport Special Revenue Refunding Continental Airlines Inc.                       5,548,920
      445 Cleveland Ohio Public Power Systems Revenue Prerefunded Series B
               First Mortgage Series B                                                                  467,486
    1,805 Cleveland Ohio Public Power Systems Revenue Unrefunded Series N
               First Mortgage Series B                                                                1,889,131
    6,000 Ohio State Water Development Authority Solid Waste Disposal
               Revenue Bay Shore Power Project                                                        4,750,620
                                                                                          ----------------------
                                                                                                     14,135,032
                                                                                          ----------------------

OKLAHOMA - 0.73%

     335 Comanche County Hospital Authority Revenue Series A
               (Connie Lee Insured)                                                                     338,611
     425 McAlester Public Works Authority Revenue
              (FSA Insured) (Escrow to Maturity)                                                        485,635
    1,330 Tulsa Metropolitan Utility Authority Revenue                                                1,364,460
                                                                                          ----------------------
                                                                                                      2,188,706
                                                                                          ----------------------

PENNSYLVANIA - 2.77%

      140 Allegheny County Residential Mortgage Revenue
               Single-Family Mortgage Series D2 (GNMA Insured)*                                         136,097

      400 Blair County Hospital Authority Revenue Hospital



      COMBINED
     PRINCIPAL                                                                                 MATURITY             INTEREST
    AMOUNT (000)                                                                                DATES                 RATES
--------------------                                                                     ----------------------   ---------------
PENNSYLVANIA - 2.77%

               Altoona Hospital Project A (AMBAC Insured)                                       07/01/06               5.375

       30 Caln Township Municipal Sewer Revenue (Escrow to Maturity)                            01/01/09               5.700

      535 Chester County Health & Education Jefferson Health
               Systems Series B (AMBAC Insured)                                                 05/15/12               5.000

       45 Chester County Hospital Authority Revenue (Escrow to Maturity)                        07/01/09               7.500

       60 Conneaut School District (Escrow to Maturity) (AMBAC Insured)                         05/01/02               9.250

      145 Lancaster County Hospital Authority Lancaster General
               Hospital Project (AMBAC Insured)                                                 07/01/11               4.750
       75 Lancaster Sewer Authority (Escrow to Maturity)                                        04/01/12               6.000

      400 Luzerne County Industrial Development Authority
               Pennsylvania Gas & Water Series B*                                               12/01/22               7.125

       15 Montgomery County Higher Education Beaver College
               (Escrow to Maturity)                                                             10/01/00               6.750
      600 Pennsylvania State Finance Authority Revenue
               (Investment Agreement - Sun America)                                             11/01/09               6.600

      500 Pennsylvania State Higher Education Facilities Temple
               University First Series (MBIA Insured)                                           04/01/29               5.000
      125 Philadelphia Hospital & Higher Education Health Systems
               Jefferson Health Systems A (MBIA Insured)                                        05/15/07               5.250
      600 Saucon Valley School District (AMBAC Insured)                                         10/15/09               4.650
    3,365 Beaver County Pennsylvania Pollution Control Revenue                                  06/01/21               7.000
    1,245 Philadelphia Pennsylvania Authority Industrial Development
               1st Mortgage Crime Prevention Association                                        04/01/09               6.000






RHODE ISLAND - 0.85%
    1,500 Rhode Island Depositors Protection Corp. Series A (Escrow to Maturity)                08/01/22               6.950
    1,000 Rhode Island State Turnpike & Bridge Refunding                                        12/01/17               5.350






SOUTH CAROLINA - 2.96%

      220 Charleston County Hospital Facility Roper Hospital (Escrow to Maturity)               10/01/11               7.000

      325 South Carolina Jobs Economic Development Caterpillar
               Incorporated Project                                                             06/01/08               5.050
    1,000 Charleston Waterworks & Sewer Revenue (AMBAC Insured)                                 01/01/16               6.000
    7,600 Piedmont Municipal Power Agency (MBIA Insured)                                        01/01/23               4.000
    1,500 South Carolina State Housing Finance Development
               Single Family Mortgage Purchase                                                  07/01/18               5.500






SOUTH DAKOTA - 0.16%

      460 South Dakota State Health & Educational Revenue
               St. Lukes Hospital Project (Escrow to Maturity)                                  10/01/07               6.800



TENNESSEE - 0.28%

      410 Knox County Health Educational & Housing Facility
               St. Mary's Medical Center (Escrow to Maturity)                                   08/01/03               7.250

      185 La Follette Housing Development Corporation  (FHA/MBIA Insured)                       01/01/05               5.400


      185 Metropolitan Government Nashville Health & Education Southern
               Adventist Hospital Health Systems (Escrow to Maturity)                           10/01/09               8.700






TEXAS - 18.75%


      975 De Soto Housing Finance Corporation Multi-Family
               Mortgage The Colonies Apartments Project (Mandatory
               Put 10/1/07 @100) (FNMA Collateralized)                                          10/01/27               5.125
      330 Galena Park Independent School District                                               08/15/02               6.250

      265 Galveston County Housing Finance Corporation
               Single-Family Mortgage Revenue                                                   04/01/15               9.750
      100 Grapevine Industrial Development Corp. Revenue America Airlines
               B1 Project (Letter of Credit)                                                    12/24/01               4.400

      400 Hidalgo County Health Services Corporation Mission
               Hospital Project (Pre-Refunded 08/01/00 @103)                                    02/01/25               10.250
      245 Houston Texas Airport Systems Revenue (Escrow to Maturity)                            07/01/10               7.600
    1,000 Lewisville Housing Finance Corporation Multi-Family
               Housing Lewisville Limited Project (FSA Insured)*                                12/01/08               5.000
      505 McKinney Independent School District School Building Revenue                          02/15/04               6.000
    1,285 Mission Consolidated Independent School District Revenue                              02/15/04               6.500

      645 Odessa Junior College District Revenue Refunding &
               Imot Series A (MBIA Insured)                                                     12/01/09               4.750
    1,015 South Plains Finance Corp. Refunding Mortgage Series C
               (FMNA/GNMA Collateralized)                                                       03/01/21               7.400

    1,500 Southeast Housing Finance Corporation Series  B
               (Pre-refunded to 12/01/02 @ 36.127)                                              12/01/16               7.625#


    1,100 Tarrant County Housing Finance Corporation Refunding
               Multi-Family Housing Summit Project A (Mandatory
               Put 09/01/07 @ 100)(FNMA Collateralized)                                         09/01/27               5.080
    1,040 Texas State Refunding Series A                                                        10/01/03               5.700




      COMBINED                                                                            PACE MUNICIPAL          PAINEWEBBER
     PRINCIPAL                                                                             FIXED INCOME        NATIONAL TAX-FREE
    AMOUNT (000)                                                                           INVESTMENTS            INCOME FUND
--------------------                                                                    -------------------   --------------------
PENNSYLVANIA - 2.77%
               Altoona Hospital Project A (AMBAC Insured)                                           410,464                     -

       30 Caln Township Municipal Sewer Revenue (Escrow to Maturity)                                 30,695                     -

      535 Chester County Health & Education Jefferson Health
               Systems Series B (AMBAC Insured)                                                     519,196                     -

       45 Chester County Hospital Authority Revenue (Escrow to Maturity)                             49,485                     -

       60 Conneaut School District (Escrow to Maturity) (AMBAC Insured)                              63,324                     -

      145 Lancaster County Hospital Authority Lancaster General
               Hospital Project (AMBAC Insured)                                                     137,067                     -
       75 Lancaster Sewer Authority (Escrow to Maturity)                                             79,276                     -

      400 Luzerne County Industrial Development Authority
               Pennsylvania Gas & Water Series B*                                                   423,592                     -

       15 Montgomery County Higher Education Beaver College
               (Escrow to Maturity)                                                                  15,054                     -
      600 Pennsylvania State Finance Authority Revenue
               (Investment Agreement - Sun America)                                                 637,512                     -

      500 Pennsylvania State Higher Education Facilities Temple
               University First Series (MBIA Insured)                                               446,940                     -
      125 Philadelphia Hospital & Higher Education Health Systems
               Jefferson Health Systems A (MBIA Insured)                                            127,564                     -
      600 Saucon Valley School District (AMBAC Insured)                                             585,222                     -
    3,365 Beaver County Pennsylvania Pollution Control Revenue                                            -             3,490,447
    1,245 Philadelphia Pennsylvania Authority Industrial Development
               1st Mortgage Crime Prevention Association                                                  -             1,181,605
                                                                                        -------------------   --------------------
                                                                                                  3,661,488             4,672,052
                                                                                        -------------------   --------------------

RHODE ISLAND - 0.85%
    1,500 Rhode Island Depositors Protection Corp. Series A (Escrow to Maturity)                  1,598,535                     -
    1,000 Rhode Island State Turnpike & Bridge Refunding                                            960,200                     -
                                                                                        -------------------   --------------------
                                                                                                  2,558,735                     -
                                                                                        -------------------   --------------------

SOUTH CAROLINA - 2.96%

      220 Charleston County Hospital Facility Roper Hospital (Escrow to Maturity)                   243,349                     -

      325 South Carolina Jobs Economic Development Caterpillar
               Incorporated Project                                                                 309,998                     -
    1,000 Charleston Waterworks & Sewer Revenue (AMBAC Insured)                                           -             1,017,190
    7,600 Piedmont Municipal Power Agency (MBIA Insured)                                                  -             5,848,276
    1,500 South Carolina State Housing Finance Development
               Single Family Mortgage Purchase                                                            -             1,496,535
                                                                                        -------------------   --------------------
                                                                                                    553,347             8,362,001
                                                                                        -------------------   --------------------

SOUTH DAKOTA - 0.16%

      460 South Dakota State Health & Educational Revenue
               St. Lukes Hospital Project (Escrow to Maturity)                                      487,301                     -
                                                                                        -------------------   --------------------

TENNESSEE - 0.28%

      410 Knox County Health Educational & Housing Facility
               St. Mary's Medical Center (Escrow to Maturity)                                       435,969                     -

      185 La Follette Housing Development Corporation  (FHA/MBIA Insured)                           171,652                     -


      185 Metropolitan Government Nashville Health & Education Southern
               Adventist Hospital Health Systems (Escrow to Maturity)                               223,396                     -
                                                                                        -------------------   --------------------
                                                                                                    831,017                     -
                                                                                        -------------------   --------------------

TEXAS - 18.75%


      975 De Soto Housing Finance Corporation Multi-Family
               Mortgage The Colonies Apartments Project (Mandatory
               Put 10/1/07 @100) (FNMA Collateralized)                                              975,799                     -
      330 Galena Park Independent School District                                                   341,253                     -

      265 Galveston County Housing Finance Corporation
               Single-Family Mortgage Revenue                                                       278,952                     -
      100 Grapevine Industrial Development Corp. Revenue America Airlines
               B1 Project (Letter of Credit)                                                        100,000                     -

      400 Hidalgo County Health Services Corporation Mission
               Hospital Project (Pre-Refunded 08/01/00 @103)                                        412,000                     -
      245 Houston Texas Airport Systems Revenue (Escrow to Maturity)                                276,777                     -
               Lewisville Housing Finance Corporation Multi-Family
    1,000 Housing Lewisville Limited Project (FSA Insured)*
               Housing Lewisville Limited Project (FSA Insured)*                                    975,330                     -
      505 McKinney Independent School District School Building Revenue                              526,765                     -
    1,285 Mission Consolidated Independent School District Revenue                                1,362,151                     -

      645 Odessa Junior College District Revenue Refunding &
               Imot Series A (MBIA Insured)                                                         631,165                     -
    1,015 South Plains Finance Corp. Refunding Mortgage Series C
               (FMNA/GNMA Collateralized)                                                         1,132,192                     -

    1,500 Southeast Housing Finance Corporation Series  B
               (Pre-refunded to 12/01/02 @ 36.127)                                                  485,475                     -


    1,100 Tarrant County Housing Finance Corporation Refunding
               Multi-Family Housing Summit Project A (Mandatory
               Put 09/01/07 @ 100)(FNMA Collateralized)                                           1,087,724                     -
    1,040 Texas State Refunding Series A                                                          1,074,206                     -



                                                                                              PRO FORMA
                                                                                             COMBINED PACE
      COMBINED                                                                                 MUNICIPAL
     PRINCIPAL                                                                               FIXED INCOME
    AMOUNT (000)                                                                              INVESTMENTS
--------------------                                                                     ----------------------
PENNSYLVANIA - 2.77%
               Altoona Hospital Project A (AMBAC Insured)                                               410,464

       30 Caln Township Municipal Sewer Revenue (Escrow to Maturity)                                     30,695

      535 Chester County Health & Education Jefferson Health
               Systems Series B (AMBAC Insured)                                                         519,196

       45 Chester County Hospital Authority Revenue (Escrow to Maturity)                                 49,485

       60 Conneaut School District (Escrow to Maturity) (AMBAC Insured)                                  63,324

      145 Lancaster County Hospital Authority Lancaster General
               Hospital Project (AMBAC Insured)                                                         137,067
       75 Lancaster Sewer Authority (Escrow to Maturity)                                                 79,276

      400 Luzerne County Industrial Development Authority
               Pennsylvania Gas & Water Series B*                                                       423,592

       15 Montgomery County Higher Education Beaver College
               (Escrow to Maturity)                                                                      15,054
      600 Pennsylvania State Finance Authority Revenue
               (Investment Agreement - Sun America)                                                     637,512

      500 Pennsylvania State Higher Education Facilities Temple
               University First Series (MBIA Insured)                                                   446,940
      125 Philadelphia Hospital & Higher Education Health Systems
               Jefferson Health Systems A (MBIA Insured)                                                127,564
      600 Saucon Valley School District (AMBAC Insured)                                                 585,222
    3,365 Beaver County Pennsylvania Pollution Control Revenue                                        3,490,447
    1,245 Philadelphia Pennsylvania Authority Industrial Development
               1st Mortgage Crime Prevention Association                                              1,181,605
                                                                                          ----------------------
                                                                                                      8,333,540
                                                                                          ----------------------

RHODE ISLAND - 0.85%
    1,500 Rhode Island Depositors Protection Corp. Series A (Escrow to Maturity)                      1,598,535
    1,000 Rhode Island State Turnpike & Bridge Refunding                                                960,200
                                                                                          ----------------------
                                                                                                      2,558,735
                                                                                          ----------------------

SOUTH CAROLINA - 2.96%

      220 Charleston County Hospital Facility Roper Hospital (Escrow to Maturity)                       243,349

      325 South Carolina Jobs Economic Development Caterpillar
               Incorporated Project                                                                     309,998
    1,000 Charleston Waterworks & Sewer Revenue (AMBAC Insured)                                       1,017,190
    7,600 Piedmont Municipal Power Agency (MBIA Insured)                                              5,848,276
    1,500 South Carolina State Housing Finance Development
               Single Family Mortgage Purchase                                                        1,496,535
                                                                                          ----------------------
                                                                                                      8,915,348
                                                                                          ----------------------

SOUTH DAKOTA - 0.16%

      460 South Dakota State Health & Educational Revenue
               St. Lukes Hospital Project (Escrow to Maturity)                                          487,301
                                                                                          ----------------------

TENNESSEE - 0.28%

      410 Knox County Health Educational & Housing Facility
               St. Mary's Medical Center (Escrow to Maturity)                                           435,969

      185 La Follette Housing Development Corporation  (FHA/MBIA Insured)                               171,652


      185 Metropolitan Government Nashville Health & Education Southern
               Adventist Hospital Health Systems (Escrow to Maturity)                                   223,396
                                                                                          ----------------------
                                                                                                        831,017
                                                                                          ----------------------

TEXAS - 18.75%


      975 De Soto Housing Finance Corporation Multi-Family
               Mortgage The Colonies Apartments Project (Mandatory
               Put 10/1/07 @100) (FNMA Collateralized)                                                  975,799
      330 Galena Park Independent School District                                                       341,253

      265 Galveston County Housing Finance Corporation
               Single-Family Mortgage Revenue                                                           278,952
      100 Grapevine Industrial Development Corp. Revenue America Airlines
               B1 Project (Letter of Credit)                                                            100,000

      400 Hidalgo County Health Services Corporation Mission
               Hospital Project (Pre-Refunded 08/01/00 @103)                                            412,000
      245 Houston Texas Airport Systems Revenue (Escrow to Maturity)                                    276,777
               Lewisville Housing Finance Corporation Multi-Family
    1,000 Housing Lewisville Limited Project (FSA Insured)*
               Housing Lewisville Limited Project (FSA Insured)*                                        975,330
      505 McKinney Independent School District School Building Revenue                                  526,765
    1,285 Mission Consolidated Independent School District Revenue                                    1,362,151

      645 Odessa Junior College District Revenue Refunding &
               Imot Series A (MBIA Insured)                                                             631,165
    1,015 South Plains Finance Corp. Refunding Mortgage Series C
               (FMNA/GNMA Collateralized)                                                             1,132,192

    1,500 Southeast Housing Finance Corporation Series  B
               (Pre-refunded to 12/01/02 @ 36.127)                                                      485,475


    1,100 Tarrant County Housing Finance Corporation Refunding
               Multi-Family Housing Summit Project A (Mandatory
               Put 09/01/07 @ 100)(FNMA Collateralized)                                               1,087,724
    1,040 Texas State Refunding Series A                                                              1,074,206



      COMBINED
     PRINCIPAL                                                                                 MATURITY             INTEREST
    AMOUNT (000)                                                                                DATES                 RATES
--------------------                                                                     ----------------------   ---------------
TEXAS - 18.75%

    5,000 Dallas County Texas Utility and Reclamation District Series B                         02/15/29               5.875
    5,757 Harris County Lease (1)(2)                                                            05/15/02               5.400
                                                                                                to 05/01/14            to 5.900
    7,667 Harris County Texas Lease Mulworth Project (1)(2)                                     05/01/20               5.625
    1,315 Hereford Texas Independent School District Public Facility Corp
               School Facility Lease Revenue                                                    08/15/13               5.125
    4,500 Houston Texas Community College Systems Participation Institute
               Private Placement (2)                                                            06/15/25               7.875
    5,000 Lower Colorado River Authority Texas Revenue Refunding Series B                       05/15/13               6.000
    1,500 Port Arthur Texas Navigation District (AMBAC Insured)                                 03/01/12               0.010
    1,295 San Antonio Texas Certificate of Obligation Series A                                  02/01/15               5.250
    1,425 San Antonio Texas General Obligation Series A                                         02/01/15               5.250
      355 Texas State Prerefunded Water Development Board                                       08/01/18               5.750
    1,245 Texas State Public Property Finance Corporation Mental Health Revenue                 09/01/03               5.400
    8,000 Texas State Turnpike Authority North Thruway Revenue
               President George Bush Turnpike (FGIC Insured)                                    01/01/25               5.000
    1,085 Texas State Water Development Board                                                   08/01/18               5.750
    3,510 Texas State Water Financial Assistance                                                08/01/35               5.500
      710 Harris County Toll Road Authority (AMBAC Insured) (1)                                 08/15/17               6.500






UTAH - 0.93%
      250 Salt Lake City Hospital Revenue (Escrow to Maturity)                                  06/01/09               7.350


      490 Salt Lake County Multi-Family Housing James Pointe Apartment
               (Mandatory Put 10/01/05@100) (Asset Guaranty Insured)                            10/01/25               5.500
      105 Salt Lake County Water Conservation  (Escrow to Maturity)
               (MBIA Insured)                                                                   10/01/02               10.875
    1,000 Utah Associated Municipal Power Systems Revenue San Juan
               Project 9 (MBIA Insured)                                                         06/01/22               6.375

      360 Utah State Housing Finance Agency Single-Family
               Mortgage Sub A1 (AMBAC Insured)                                                  07/01/08               5.900

       75 Utah State Housing Finance Agency Single-Family
               Mortgage Sub G (AMBAC Insured)                                                   07/01/07               5.650

       50 Utah State Housing Finance Agency Single-Family
               Mortgage Sub H1 (AMBAC Insured)                                                  07/01/07               5.650
      345 Utah State Housing Finance Agency (FHA Insured)                                       01/01/11               6.450






 VIRGINIA - 2.31%
      500 Peninsula Ports Authority Virginia Hospital Facility Revenue
               (FHA Insured)                                                                    08/01/23               8.700
    5,500 Pittsylvania County Virginia Industrial Development Authority Revenue                 01/01/10               7.500
                                                                                                to 01/01/14            to 7.650
      600 Hampton Roads Medical College                                                         11/15/16               6.875






WASHINGTON - 0.34%
    1,000 King County Sewer Revenue Series A                                                    01/01/03               5.800



WEST VIRGINIA - 0.12%

       55 Kanawha County Residential Mortgage Revenue (Escrow to Maturity)                      09/01/10               7.375
      300 Preston County Pollution Control Revenue Monongahhela
               Power Services                                                                   03/01/03               4.500






WISCONSIN - 0.03%
      100 Wisconsin Housing & Economic Development Series G*                                    03/01/04               5.250




WYOMING - 1.44%

      295 Teton County Hospital District Refunding Improvement (ACA Insured)                    12/01/09               5.100
    4,000 Sweetwater County Solid Waste Disposal Revenue
               FMC Corporation Project                                                          06/01/24               7.000






 U.S. VIRGIN ISLANDS - 0.47%
    1,525 Virgin Islands Water & Power Authority Water Systems Revenue                          07/01/12               5.250
                                                                                                to 07/01/17            to 5.500



 TAX FREE MONEY MARKET FUND - 0.03%
       79 Seven Seas Money Market Fund




Total Investments  (cost - $302,821,701) - 99.34%
(Liabilities) other assets in excess of other assets (liabilities) - 0.66%


Net Assets - 100.00%




      COMBINED                                                                            PACE MUNICIPAL          PAINEWEBBER
     PRINCIPAL                                                                             FIXED INCOME        NATIONAL TAX-FREE
    AMOUNT (000)                                                                           INVESTMENTS            INCOME FUND
--------------------                                                                    -------------------   --------------------
TEXAS - 18.75%

    5,000 Dallas County Texas Utility and Reclamation District Series B                                   -             5,026,500
    5,757 Harris County Lease (1)(2)                                                                      -             5,803,423

    7,667 Harris County Texas Lease Mulworth Project (1)(2)                                               -             7,259,107
    1,315 Hereford Texas Independent School District Public Facility Corp
               School Facility Lease Revenue                                                              -             1,242,596
    4,500 Houston Texas Community College Systems Participation Institute
               Private Placement (2)                                                                      -             4,680,225
    5,000 Lower Colorado River Authority Texas Revenue Refunding Series B                                 -             5,291,550
    1,500 Port Arthur Texas Navigation District (AMBAC Insured)                                           -               808,260
    1,295 San Antonio Texas Certificate of Obligation Series A                                            -             1,269,268
    1,425 San Antonio Texas General Obligation Series A                                                   -             1,396,685
      355 Texas State Prerefunded Water Development Board                                                 -               371,923
    1,245 Texas State Public Property Finance Corporation Mental Health Revenue                           -             1,220,424
    8,000 Texas State Turnpike Authority North Thruway Revenue
               President George Bush Turnpike (FGIC Insured)                                              -             7,217,520
    1,085 Texas State Water Development Board                                                             -             1,094,364
    3,510 Texas State Water Financial Assistance                                                          -             3,381,429
      710 Harris County Toll Road Authority (AMBAC Insured) (1)                                           -               746,877
                                                                                        -------------------   --------------------
                                                                                                 9,659,789             46,810,151
                                                                                        -------------------   --------------------

UTAH - 0.93%
      250 Salt Lake City Hospital Revenue (Escrow to Maturity)                                      272,130                     -


      490 Salt Lake County Multi-Family Housing James Pointe Apartment
               (Mandatory Put 10/01/05@100) (Asset Guaranty Insured)                                492,803                     -
      105 Salt Lake County Water Conservation  (Escrow to Maturity)
               (MBIA Insured)                                                                       112,932                     -
    1,000 Utah Associated Municipal Power Systems Revenue San Juan
               Project 9 (MBIA Insured)                                                           1,077,720                     -

      360 Utah State Housing Finance Agency Single-Family
               Mortgage Sub A1 (AMBAC Insured)                                                      372,373                     -

       75 Utah State Housing Finance Agency Single-Family
               Mortgage Sub G (AMBAC Insured)                                                        76,101                     -

       50 Utah State Housing Finance Agency Single-Family
               Mortgage Sub H1 (AMBAC Insured)                                                       50,734                     -
      345 Utah State Housing Finance Agency (FHA Insured)                                                -                351,493
                                                                                        -------------------   --------------------
                                                                                                  2,454,793               351,493
                                                                                        -------------------   --------------------

 VIRGINIA - 2.31%
      500 Peninsula Ports Authority Virginia Hospital Facility Revenue
               (FHA Insured)                                                                             -                535,000
    4,500 Pittsylvania County Virginia Industrial Development Authority Revenue                          -              5,789,215
      600 Hampton Roads Medical College                                                                  -                626,070
                                                                                        -------------------   --------------------
                                                                                                         -              6,950,285
                                                                                        -------------------   --------------------

WASHINGTON - 0.34%
    1,000 King County Sewer Revenue Series A                                                      1,028,260                     -
                                                                                        -------------------   --------------------

WEST VIRGINIA - 0.12%

       55 Kanawha County Residential Mortgage Revenue (Escrow to Maturity)                           60,895                     -
      300 Preston County Pollution Control Revenue Monongahhela
               Power Services                                                                       295,257                     -
                                                                                        -------------------   --------------------
                                                                                                    356,152                     -
                                                                                        -------------------   --------------------

WISCONSIN - 0.03%
      100 Wisconsin Housing & Economic Development Series G*                                        100,481                     -
                                                                                        -------------------   --------------------


WYOMING - 1.44%

      295 Teton County Hospital District Refunding Improvement (ACA Insured)                        277,619                     -
    4,000 Sweetwater County Solid Waste Disposal Revenue
               FMC Corporation Project                                                                    -             4,047,040
                                                                                        -------------------   --------------------
                                                                                                    277,619             4,047,040
                                                                                        -------------------   --------------------

 U.S. VIRGIN ISLANDS - 0.47%
    1,525 Virgin Islands Water & Power Authority Water Systems Revenue                                    -             1,403,118

                                                                                        -------------------   --------------------
 TAX FREE MONEY MARKET FUND - 0.03%
       79 Seven Seas Money Market Fund                                                              78,573                      -
                                                                                        -------------------   --------------------


Total Investments  (cost - $302,821,701) - 99.34%                                               53,958,591            245,136,708
(Liabilities) other assets in excess of other assets (liabilities) - 0.66%                        (364,310)             2,363,430
                                                                                        -------------------   --------------------
Net Assets - 100.00%                                                                          $ 53,594,281          $ 247,500,138
                                                                                        ===================   ====================


                                                                                              PRO FORMA
                                                                                             COMBINED PACE
      COMBINED                                                                                 MUNICIPAL
     PRINCIPAL                                                                               FIXED INCOME
    AMOUNT (000)                                                                              INVESTMENTS
--------------------                                                                     ----------------------
TEXAS - 18.75%

    5,000 Dallas County Texas Utility and Reclamation District Series B                               5,026,500
    5,757 Harris County Lease (1)(2)                                                                  5,803,423

    7,667 Harris County Texas Lease Mulworth Project (1)(2)                                           7,259,107
    1,315 Hereford Texas Independent School District Public Facility Corp
               School Facility Lease Revenue                                                          1,242,596
    4,500 Houston Texas Community College Systems Participation Institute
               Private Placement (2)                                                                  4,680,225
    5,000 Lower Colorado River Authority Texas Revenue Refunding Series B                             5,291,550
    1,500 Port Arthur Texas Navigation District (AMBAC Insured)                                         808,260
    1,295 San Antonio Texas Certificate of Obligation Series A                                        1,269,268
    1,425 San Antonio Texas General Obligation Series A                                               1,396,685
      355 Texas State Prerefunded Water Development Board                                               371,923
    1,245 Texas State Public Property Finance Corporation Mental Health Revenue                       1,220,424
    8,000 Texas State Turnpike Authority North Thruway Revenue
               President George Bush Turnpike (FGIC Insured)                                          7,217,520
    1,085 Texas State Water Development Board                                                         1,094,364
    3,510 Texas State Water Financial Assistance                                                      3,381,429
      710 Harris County Toll Road Authority (AMBAC Insured) (1)                                         746,877
                                                                                          ----------------------
                                                                                                     56,469,940
                                                                                          ----------------------

UTAH - 0.93%
      250 Salt Lake City Hospital Revenue (Escrow to Maturity)                                          272,130


      490 Salt Lake County Multi-Family Housing James Pointe Apartment
               (Mandatory Put 10/01/05@100) (Asset Guaranty Insured)                                    492,803
      105 Salt Lake County Water Conservation  (Escrow to Maturity)
               (MBIA Insured)                                                                           112,932
    1,000 Utah Associated Municipal Power Systems Revenue San Juan
               Project 9 (MBIA Insured)                                                               1,077,720

      360 Utah State Housing Finance Agency Single-Family
               Mortgage Sub A1 (AMBAC Insured)                                                          372,373

       75 Utah State Housing Finance Agency Single-Family
               Mortgage Sub G (AMBAC Insured)                                                            76,101

       50 Utah State Housing Finance Agency Single-Family
               Mortgage Sub H1 (AMBAC Insured)                                                           50,734
      345 Utah State Housing Finance Agency (FHA Insured)                                               351,493
                                                                                          ----------------------
                                                                                                      2,806,286
                                                                                          ----------------------

 VIRGINIA - 2.31%
      500 Peninsula Ports Authority Virginia Hospital Facility Revenue
               (FHA Insured)                                                                            535,000
    4,500 Pittsylvania County Virginia Industrial Development Authority Revenue                       5,789,215
      600 Hampton Roads Medical College                                                                 626,070
                                                                                          ----------------------
                                                                                                      6,950,285
                                                                                          ----------------------

WASHINGTON - 0.34%
    1,000 King County Sewer Revenue Series A                                                          1,028,260
                                                                                          ----------------------

WEST VIRGINIA - 0.12%

       55 Kanawha County Residential Mortgage Revenue (Escrow to Maturity)                               60,895
      300 Preston County Pollution Control Revenue Monongahhela
               Power Services                                                                           295,257
                                                                                          ----------------------
                                                                                                        356,152
                                                                                          ----------------------

WISCONSIN - 0.03%
      100 Wisconsin Housing & Economic Development Series G*                                            100,481
                                                                                          ----------------------

WYOMING - 1.44%

      295 Teton County Hospital District Refunding Improvement (ACA Insured)                            277,619
    4,000 Sweetwater County Solid Waste Disposal Revenue
               FMC Corporation Project                                                                4,047,040
                                                                                          ----------------------
                                                                                                      4,324,659
                                                                                          ----------------------
 U.S. VIRGIN ISLANDS - 0.47%
    1,525 Virgin Islands Water & Power Authority Water Systems Revenue                                1,403,118

                                                                                          ----------------------

 TAX FREE MONEY MARKET FUND - 0.03%
       79 Seven Seas Money Market Fund                                                                   78,573
                                                                                          ----------------------


Total Investments  (cost - $302,821,701) - 99.34%                                                   299,095,299
(Liabilities) other assets in excess of other assets (liabilities) - 0.66%                            1,999,120
                                                                                          ----------------------
Net Assets - 100.00%                                                                              $ 301,094,419
                                                                                          ======================


---------------
 *        Security subject to Alternative Minimum Tax
 #        Zero coupon bond, rate represents annualized yield at date of purchase
 ACA      American Capital Access
 AMBAC    American Municipal Bond Assurance Corporation
 FGIC     Financial Guaranty Insurance Company
 FHA      Federal Housing Authority
 FNMA     Federal National Mortgage Association
 FSA      Financial Security Assurance
 GNMA     Government National Mortgage Association
 MBIA     Municipal Bond Investors Assurance
 (1)  National Tax-Free Income Fund held these securities at November 30,
2000. These securites are not compatible with the holdings of PACE Municipal Fixed Income Fund. If National Tax-Free Income Fund's shareholders approve the Reorganization, these securities must be sold before the Reorganization is effected.
 (2)  Illiquid securities.




           See accompanying notes to pro forma financial statements.

PACE Municipal Fixed Income Investments
PaineWebber National Tax-Free Income Fund
Notes to PRO FORMA Financial Statements
For the year ended July 31, 2000 (unaudited)

Basis of Presentation:

Subject to the approval of the Agreement and Plan of Reorganization and Termination ("Plan") by the shareholders of PaineWebber National Tax-Free Income Fund ("National Tax-Free"), PACE Municipal Fixed Income Investments ("Municipal Fixed Income") would acquire the assets of National Tax-Free in exchange solely for the assumption by Municipal Fixed Income of National Tax-Free's assets and stated liabilities and shares of Municipal Fixed Income that correspond to the outstanding shares of National Tax-Free. The number of shares to be received would be based on the relative net asset value of Municipal Fixed Income's shares on the effective date of the Plan and National Tax-Free will be terminated as soon as practicable thereafter.

The PRO FORMA financial statements reflect the financial position of Municipal Fixed Income and National Tax-Free at July 31, 2000 and the combined results of operations of Municipal Fixed Income and National Tax-Free (each a "Fund" and, together, the "Funds") for the year ended July 31, 2000.

As a result of the Plan, the investment management and administration fee will increase due to the higher fee schedule of Municipal Fixed Income. However, after the management fee waiver/expense reimbursement, shareholders of National Tax-Free will not experience an increase in total expenses. National Tax-Free currently pays Rule 12b-1 distribution or service fees; as of July 31, 2000, Municipal Fixed Income does not. In addition, the PRO FORMA statement of assets and liabilities has not been adjusted as a result of the proposed transaction because such adjustment would not be material. The costs of approximately $167,000 associated with the Reorganization will be paid by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated (a wholly owned indirect subsidiary of UBS AG), so that each Fund bears no expenses in connection with the Reorganization. These costs are not included in the PRO FORMA statement of operations.

The PRO FORMA financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on August 1, 1999. The PRO FORMA financial statements should be read in conjunction with the historical financial statements of the constituent Funds included in or incorporated by reference in the applicable statement of additional information.

Significant Accounting Policies:

The Funds' financial statements are prepared in accordance with generally accepted accounting principles that require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. The following is a summary of significant accounting policies followed by the Funds.

VALUATION OF INVESTMENTS - Each Fund calculates its net asset value based on the current market value for its portfolio securities. Each Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by each Fund's sub-adviser. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.